1933 Act No. 33-83100
                                                          1940 Act No. 811-8716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 20                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
        Amendment No. 23                                        [X]

                        EVERGREEN VARIABLE ANNUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                        (Registrant's Telephone Number)

                         The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[ ]     immediately upon filing pursuant to paragraph (b)
[X]     on April 28, 2001 pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]     this post-effective amendment designates a new effective
        date for a previously filed post-effective amendment
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)

                        EVERGREEN VARIABLE ANNUITY TRUST

                                  CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 20
                                       TO
                             REGISTRATION STATEMENT

         This Post-Effective Amendment No. 20 to Registrant's Registration Statement No. 33-83100/811-8716 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page


                                     PART A
                                     ------

             Prospectus for the following funds is contained herein:
   Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA
         Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation
  Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund, Evergreen VA Perpetual International Fund, Evergreen VA Small Cap Value Fund,
    Evergreen VA Special Equity Fund and Evergreen VA Strategic Income Fund.



                                     PART B
                                     ------

           Statement of Additional Information for the following funds is contained herein:
   Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA
         Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation
  Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund, Evergreen VA Perpetual International Fund, Evergreen VA Small Cap Value Fund,
    Evergreen VA Special Equity Fund and Evergreen VA Strategic Income Fund.


                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART A

                                   PROSPECTUS

Evergreen Variable Annuity Trust

Evergreen VA Blue Chip Fund
Evergreen VA Capital Growth Fund
Evergreen VA Equity Index Fund
Evergreen VA Fund
Evergreen VA Foundation Fund
Evergreen VA Global Leaders  Fund
Evergreen VA Growth  Fund
Evergreen VA Growth and Income Fund
Evergreen VA High Income Fund
Evergreen VA  International Growth Fund
Evergreen VA Masters  Fund
Evergreen VA Omega Fund
Evergreen VA Perpetual International Fund
Evergreen VA Small  Cap Value  Fund
Evergreen VA  Special  Equity  Fund
Evergreen VA Strategic Income Fund

Prospectus, May 1, 2001

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                         T A B L E  O F  C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                           2

Evergreen VA Blue Chip Fund                      4

Evergreen VA Capital Growth Fund                 6

Evergreen VA Equity Index Fund                   8

Evergreen VA Fund                               10

Evergreen VA Foundation Fund                    12

Evergreen VA Global Leaders Fund                14

Evergreen VA Growth Fund                        16

Evergreen VA Growth and Income Fund             18

Evergreen VA High Income Fund                   20

Evergreen VA International Growth Fund          22

Evergreen VA Masters Fund                       24

Evergreen VA Omega Fund                         26

Evergreen VA Perpetual International Fund       28

Evergreen VA Small Cap Value Fund               30

Evergreen VA Special Equity Fund                32

Evergreen VA Strategic Income Fund              34

GENERAL INFORMATION:

The Funds' Investment Advisors                  36

The Funds' Sub-Advisors                         36

The Funds' Portfolio Managers                   37

Calculating the Share Price                     40

Participating Insurance Companies               40

How to Buy and Redeem Shares                    41

Other Services                                  41

The Tax Consequences of

      Investing in the Funds                    41

Fees and Expenses of the Funds                  42

Financial Highlights                            43

Other Fund Practices                            59

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?

                      O V E R V I E W  O F  F U N D R I S K S


Variable
Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For more information about these Funds and the other funds offered by Evergreen, please call 1-800-847-5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment no longer appears to meet the Fund's investment objective; iii) when the Fund must meet redemptions; or iv) for other investment reasons which the portfolio manager deems necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors the Fund invests in do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impacts its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

VARIABLE ANNUITY FUNDS
2

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If the Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks that are purchased for dividend income and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by the Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays. Debt securities with longer maturities are generally more sensitive to interest rate changes than securities with shorter maturities. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If the Fund invests in debt securities, then the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

If the Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value, dividend yield and/or total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value, dividend yield and/or total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VARIABLE ANNUITY FUNDS
3

VA BLUE CHIP FUND

FUND FACTS:

Goal:

o        Capital Growth

Principal Investment:

o        Large-Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:

o        Judith A. Warners

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks capital growth with the potential for income.

Investment Strategy

The Fund invests primarily in common stocks of well-established, large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, with a long history of performance, typically recognizable names representing a broad range of industries. To provide investment flexibility, the Fund may also invest in quality medium-sized companies, typically having a market capitalization of $1.5 billion to $8.5 billion at the time of investment. Buy and sell decisions are based primarily on fundamental analysis to identify companies with leading positions within their industry, solid management groups and strategies, and a trend of stable or accelerating profits. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both growth- and value-oriented equity securities. "Growth" securities are securities of companies which the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. "Value" securities are securities that the Fund's portfolio manager believes are undervalued on a price-to-earnings and price-to-assets methodology. The portfolio manager looks for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
4

PERFORMANCE

Since the Fund did not commence operations until April 28, 2000, total return information is not yet available for a full calendar year. Financial information for the Fund from April 28, 2000 through December 31, 2000 is available in the "Financial Highlights."

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                 Total Fund
Management Fee    12b-1 Fees    Other Expenses   Operating
                                                 Expenses+
     0.61%           0.00%          0.64%          1.25%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year           $127
3 years          $397
5 years          $686
10 years         $1,511



VARIABLE ANNUITY FUNDS
5

VA CAPITAL GROWTH FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Large Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Sub-Advisor:

o        Pilgrim Baxter Value Investors, Inc.

Portfolio Manager:

o        Pilgrim Baxter Value Team

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund seeks to achieve its goal by investing primarily in common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, which the portfolio managers believe have the potential for capital growth over the intermediate- and long-term. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio manager believes may permit the Fund to achieve its investment goal. The Fund's portfolio manager selects stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio manager believes are undervalued.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
6

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999                2000
6.50                17.69
Best Quarter:       2nd Quarter 1999        +10.24%
Worst Quarter:      3rd Quarter 1999        -8.48%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Russell 1000 Value Index (Russell 1000 Value). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 Value is a market capitalization-weighted index measuring the performance of these Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
           Inception  1 year    5 year   10 year    Since
             Date                                 Inception
Fund       3/3/1998   17.69%     N/A       N/A     11.53%
S&P 500               -9.10%     N/A       N/A      9.85%
Russell 1000 Value     7.01%     N/A       N/A      8.57%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1 Fees      Other        Operating
                                  Expenses       Expenses+
     0.80%           0.00%          0.32%          1.12%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.03%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year         $114
3 years        $356
5 years        $616
10 years       $1,362

VARIABLE ANNUITY FUNDS
7

VA EQUITY INDEX FUND

FUND FACTS:

Goal:

o        Price and Yield Performance Comparable to the S&P 500 Index

Principal Investment:

o        Equity Securities listed in the S&P 500 Index


Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Manager:

o        William E. Zieff


Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

Investment Strategy

The Fund invests substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. The Fund's portfolio manager uses computer models that closely monitor the composition of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 common stocks chosen by Standard & Poor's Rating Service to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio manager uses a passive management approach and invests in substantially all of the stocks comprising the S&P 500 Index.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index and when the Fund must meet redemptions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Investment Style Risk

The Fund is also subject to index fund risk. The Fund is not actively managed and invests in securities included in the S&P 500 Index regardless of their investment merit. Therefore, the Fund cannot modify its investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the S&P 500 Index. Although the Fund's modeling techniques are intended to produce performance that approximates that of the S&P 500 Index (before expenses), there can be no assurance that these techniques will reduce "tracking error", the difference between the Fund's investment results (before expenses) and the S&P 500 Index's. Tracking error may arise as a result of brokerage costs, fees and operating expenses.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
8

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
-9.11

Best Quarter:       1st Quarter 2000        +2.18%
Worst Quarter:      4th Quarter 2000        -7.82%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), which is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
           Inception  1 year    5 year   10 year  Since
             Date                                 Inception
Fund       9/29/1999  -9.11%     N/A       N/A      3.93%
S&P 500               -9.10%     N/A       N/A      3.52%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.32%           0.00%          0.22%          0.54%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 0.31%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year          $55
3 years         $173
5 years         $302
10 years        $677

VARIABLE ANNUITY FUNDS
9

VA FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Large Cap U.S. Common Stocks

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Jean C. Ledford, CFA
o        Richard Welsh, CFA


Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund invests primarily in the common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies that the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies that the Fund's portfolio managers believe are undervalued. Other equity securities in which the Fund may invest include preferred stocks and securities convertible into common stocks.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
10

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1997             1998        1999        2000
37.16            6.44        23.03       -11.99

Best Quarter:         4th Quarter 1998          +18.02%
Worst Quarter:        3rd Quarter 1998          -17.20%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) and the S&P 500 Index (S&P 500). The Russell 2000 is an unmanaged, market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
              Inception  1 year   5 year  10      Since
                Date                      year   Inception

Fund          3/1/1996  -11.99%   N/A     N/A     13.13%
S&P 500                  -9.10%   N/A     N/A     17.97%
Russell 2000             -3.02%   N/A     N/A     10.01%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.75%           0.00%          0.21%          0.96%
+Restated to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $98
3 years            $306
5 years            $531
10 years           $1,178

VARIABLE ANNUITY FUNDS
11

VA FOUNDATION FUND

FUND FACTS:

Goals:

o        Capital Growth
o        Preservation of Capital
o        Reasonable Income

Principal Investments:

o        Common and Preferred Stocks
o        U.S. Treasury and Agency Obligations
o        Investment Grade Debt Securities

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Jean C. Ledford, CFA
o        Richard Welsh, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks to achieve in order of priority: capital growth, preservation of capital and reasonable income.

Investment Strategy

The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.

The equity securities that the Fund invests in will primarily consist of the common stocks, preferred stocks and securities convertible or exchangeable for common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's investment in equity securities will be on the basis of the potential for capital growth. Common stocks are selected based on a combination of financial strength and estimated growth potential.

The Fund's fixed income portion will include corporate debt securities, securities issued by the U.S. Treasury or by an agency or instrumentality of the U.S. government, bank obligations, and high quality commercial paper. The corporate debt securities that the Fund may invest in will be of investment grade quality rated in the top three categories of a nationally recognized statistical ratings organization, or if unrated, then determined to be of comparable quality by the portfolio managers. Bonds are selected based on the portfolio managers' projection of interest rates, varying amounts and maturities in order to achieve capital preservation and, when possible, capital growth. The Fund is not managed with a targeted maturity.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
13

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1997           1998          1999         2000
27.80          10.56         10.64        -4.93

Best Quarter:            2nd Quarter 1997       +13.26%
Worst Quarter:           3rd Quarter 1998       -7.37%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Lehman Brothers Government/Credit Bond Index (LBGCBI). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The LBGCBI is an unmanaged index that includes investment grade fixed-rate U.S. government, U.S. government agency, and corporate securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
             Inception  1 year  5 year  10 year     Since
               Date                               Inception
Fund         3/1/1996  -4.93%   N/A      N/A       11.79%
S&P 500                -9.10%   N/A      N/A       17.97%
LBGCBI                 11.85%   N/A      N/A        6.80%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.75%           0.00%          0.17%          0.92%

The table below shows the total expenses you would pay on a $10,000 investment over one- three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $94
3 years            $294
5 years            $510
10 years           $1,132

VARIABLE ANNUITY FUNDS
13

VA GLOBAL LEADERS FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Equity Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        Edwin D. Miska
o        Anthony Han, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks to provide investors with long-term capital growth.

Investment Strategy

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund's portfolio managers will screen the largest companies in major industrialized countries and invest in what they believe are the 100 best companies selected. The portfolio managers use both qualitative and quantitative criteria for selecting securities, including high return on equity, consistent earnings growth, established market presence, and industries or sectors with significant growth prospects. The Fund's portfolio managers will review and evaluate on an ongoing basis, their criteria for choosing these companies.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
14

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return  (%)
1998            1999           2000
18.92           24.72          -8.70

Best Quarter:           4th Quarter 1998          +21.86%
Worst Quarter:          3rd Quarter 1998          -14.25%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World), which is an unmanaged, broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                  Performance
             Inception  1 year   5 year   10 year   Since
              Date                                 Inception
Fund         3/6/1997  -8.70%    N/A       N/A       10.67%
MSCI World            -13.18%    N/A       N/A       11.65%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.29%          1.16%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $118
3 years            $368
5 years            $638
10 years           $1,409

VARIABLE ANNUITY FUNDS
15

VA GROWTH FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Small-  and Mid-Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Theodore W. Price, CFA
o        Linda Z. Freeman, CFA
o        Jeffrey S. Drummond, CFA

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund seeks to achieve its goal by investing at least 75% of its assets in common stocks of small-sized U.S. companies, typically having a market capitalization up to $1.5 billion at the time of investment, and medium-sized U.S. companies, typically having a market capitalization of $1.5 billion to $8.5 billion at the time of investment, but may invest in companies of any size. The Fund's portfolio managers employ a growth-style of equity management and will purchase stocks of companies which have demonstrated earnings, asset values, or growth potential which they believe are not yet reflected in the stock's market price. A key factor considered by the portfolio managers would be a company whose earnings growth is above the average earnings growth of the companies included in the Russell 2000 Index.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
16

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999                  2000
21.21                 13.27
Best Quarter:         4th Quarter 1999            +30.97%
Worst Quarter:        1st Quarter 1999            -14.40%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000), which is an unmanaged market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
            Inception 1 year   5 year   10 year     Since
              Date                                 Inception
Fund         3/3/1998 13.27%   N/A      N/A        8.47%
Russell 2000          -3.02%   N/A      N/A        2.89%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.70%           0.00%          0.34%          1.04%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 0.77%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $106
3 years            $331
5 years            $574
10 years           $1,271


VARIABLE ANNUITY FUNDS
17

VA GROWTH AND INCOME FUND

FUND FACTS:

Goals:

o        Capital Growth
o        Current Income

Principal Investment:

o        Large-Cap and Medium-Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Philip M. Foreman, CFA
o        Irene D. O'Neill, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks capital growth in the value of its shares and current income.

Investment Strategy

The Fund invests primarily in common stocks of medium- and large-sized U.S. companies, typically having a market capitalization over $1.5 billion at the time of investment. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and which display certain characteristics such as earning a high return on investment and having some kind of competitive advantage in their industry. The Fund intends to seek additional income primarily by investing in convertible bonds and convertible preferred stock up to 20% of its total assets. The Fund may also invest up to 25% of its assets in foreign securities.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
18

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1997           1998         1999          2000
34.66          4.77         18.57         -0.30

Best Quarter:       2nd Quarter 1997       +17.25%
Worst Quarter:      3rd  Quarter 1998      -15.19%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 400 Mid-Cap Index (S&P 400), which is an unmanaged market-value index measuring the performance of the mid-sized company segment of the U.S. market consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
             Inception 1 year   5 year    10 year   Since
              Date                                 Inception
Fund         3/1/1996  -0.30%   N/A      N/A        15.23%
S&P 400                17.50%   N/A      N/A        19.99%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.75%           0.00%          0.19%          0.94%
+Restated to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $ 96
3 years            $ 300
5 years            $ 520
10 years           $ 1,155

VARIABLE ANNUITY FUNDS
19

VA HIGH INCOME FUND

FUND FACTS:

Goals:

o        High Current Income
o        Capital Growth

Principal Investment:

o        Low and High Rated Fixed Income Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Prescott B. Crocker, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks a high level of current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

Investment Strategy

The Fund may invest in both low rated and high rated, fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Fund may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities. The Fund may also invest up to 50% of its assets in foreign securities.

The Fund may invest in debt securities of any maturity. The portfolio manager will adjust the expected average life of the investments held in the Fund from time to time, depending on his assessment of relative yields and risks of securities of different maturities and his expectations of future changes in interest rates.

The Fund may invest a portion of its assets (and normally will invest at least 65% of its assets) in securities rated Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Ratings Services (S&P) and in unrated securities determined by the portfolio manager to be of comparable quality, in an attempt to capture higher yields. The Fund may at times invest up to 10% of its assets in securities rated in the lower grades (Ca or C in the case of Moody's and CC, C or D in the case of S&P or in unrated securities determined by the portfolio manager to be of comparable quality), if the portfolio manager believes that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities.

The Fund seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities that may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer, which may improve the issuer's financial condition and credit rating.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

The Fund is subject to the risks associated with investing in below investment grade bonds. These bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk.

Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

The  Fund  is  also  subject  to  the  risks   associated   with   investing  in
mortgage-backed securities. Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
20

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 6/30/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
1.31

Best Quarter:         2nd  Quarter 2000           +2.41%
Worst Quarter:        1st Quarter 2000            -1.77%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch High Yield Master Index II (MLHYMII), which provides a broad-based performance measure of the non-investment grade U.S. domestic bond market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                   Performance
             Inception  1 year  5 year   10 year   Since
               Date                                Inception
Fund         6/30/1999  1.31%   N/A     N/A         3.83%
MLHYMII                 -3.79%  N/A     N/A        -2.66%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.70%           0.00%          0.50%          1.20%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $122
3 years            $381
5 years            $660
10 years           $1,455

VARIABLE ANNUITY FUNDS
21

VA INTERNATIONAL GROWTH FUND

FUND FACTS:

Goals:

o        Long-Term Capital Growth
o        Modest Income

Principal Investment:

o        Equity Securities of Non-U.S. Companies in Developed Markets

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:

o        Gilman C. Gunn


Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks long-term growth of capital and secondarily, modest income.

Investment Strategy

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets; however, the Fund may purchase securities across all market capitalizations. The Fund may also invest in emerging markets and in securities of companies in the formerly communist countries of Eastern Europe. The Fund normally invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the U.S.). The portfolio manager seeks both growth and value opportunities. For growth investments, the portfolio manager seeks, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio manager seeks securities that are undervalued in the marketplace and which have a trigger, or catalyst, that will cause the value to eventually be realized. Excluding repurchase agreements, the Fund invests solely in securities of non-U.S. issuers.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing with a relatively low gross national product, but which has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
22

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in each calendar year since its inception on 8/17/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

1999                2000
38.22               -5.06

Best Quarter:         4th Quarter 1999         +26.01%
Worst Quarter:        3rd Quarter 2000         -4.21%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International EAFE Index (MSCI
EAFE), which is an unmanaged, broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                   Performance
           Inception   1 year   5 year   10 year   Since
             Date                                  Inception
Fund       8/17/1998  -5.06%    N/A     N/A        9.20%
MSCI EAFE             -14.17%   N/A     N/A        10.96%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.66%           0.00%          0.86%          1.52%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.02%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $155
3 years            $480
5 years            $829
10 years           $1,813

VARIABLE ANNUITY FUNDS
23

VA MASTERS FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Common Stocks of All Market Capitalizations

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Sub-Advisors:

o        MFS Institutional Advisors, Inc.
o        OppenheimerFunds, Inc.
o        Putnam Investment Management, LLC

Portfolio Manager:

o        Team

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund's investment program is based on the Manager of Managers strategy of the investment advisor which allocates the Fund's portfolio assets on an approximately equal basis among itself and three sub-advisors -- each of which employs a different investment style.

EIMC's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign companies with market capitalizations between approximately $500 million and $5 billion. EIMC invests in companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow and earnings potential. EIMC will use a value-oriented investment strategy.

The Fund's current sub-advisors are:
    MFS Institutional Advisors, Inc. (MFS)
    OppenheimerFunds, Inc. (Oppenheimer)
    Putnam Investment Management, LLC (Putnam)


MFS manages its segment of the portfolio by primarily investing in equity securities of companies with market capitalizations falling within the range of the Russell Midcap Growth Index at the time of the Fund's investment. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 0% and 10%) of its segment of the Fund's assets in foreign securities (not including American Depositary Receipts), which are not traded on a U.S. exchange. MFS will use a growth-oriented investment strategy.

Oppenheimer manages its segment of the portfolio by investing primarily in equity securities of those companies with market capitalizations over $5 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities and may, to a limited degree, invest in non-convertible debt securities and preferred stocks which have the potential for capital growth. Oppenheimer will use a blended growth- and value-oriented investment strategy.

Putnam's segment of the portfolio will primarily be invested in equity securities of U.S. and foreign issuers with market capitalizations of $3 billion or more. Putnam may also purchase non-convertible debt securities which offer the opportunity for capital growth. In the evaluation of a company, more consideration is given to growth potential than to dividend income. Putnam will use a growth-oriented investment strategy.

The "growth" style of investing emphasizes investments in stocks of companies which the Fund's sub-advisor believes have anticipated earnings ranging from steady to accelerated growth. The "value" style of investing emphasizes investments in stocks of companies which the Fund's sub-advisor believes are undervalued. One or a blend of both of these investment styles will be applied by the sub-advisors to the segment of the Fund's portfolio for which that sub-advisor is responsible.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:
o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
24

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in each calendar year since its inception on 1/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
-3.06

Best Quarter:         1st  Quarter 2000        +6.06%
Worst Quarter:        4th Quarter 2000         -8.38%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the S&P 400 Mid-Cap Index (S&P
400). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The S&P 400 is an unmanaged market-value index measuring the performance of the mid-sized company segment of the U.S. market consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                   Performance
             Inception  1 year  5 year   10 year   Since
               Date                                Inception
Fund         1/29/1999  -3.06%  N/A     N/A        11.75%
S&P 500                 -9.10%  N/A     N/A        2.89%
S&P 400                 17.50%  N/A     N/A        19.31%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.25%          1.12%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $ 114
3 years            $ 356
5 years            $ 617
10 years           $ 1,363

VARIABLE ANNUITY FUNDS
25

VA OMEGA FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        U.S. Common Stocks of All Market Capitalizations

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Maureen E. Cullinane, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio manager employs a growth style of equity management. "Growth" stocks are stocks of companies that the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. The portfolio manager's active style of portfolio management may lead to high portfolio turnover, but that will not limit the portfolio manager's investment decisions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
26

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1998           1999          2000
22.25          47.24         -12.46

Best Quarter:        4th  Quarter 1999        +29.99%
Worst Quarter:       4th Quarter 2000         -25.00%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Growth Index (Russell 1000 Growth) and the S&P 500 Index (S&P 500). The Russell 1000 Growth is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values. The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                Performance
             Inception  1 year   5 year  10 year  Since
              Date                               Inception
Fund         3/6/1997  -12.46%   N/A     N/A      15.75%
S&P 500                -9.10%    N/A     N/A      15.92%
Russell 1000 Growth    -22.42%   N/A     N/A      15.87%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.52%           0.00%          0.16%          0.68%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $69
3 years            $218
5 years            $379
10 years           $847

VARIABLE ANNUITY FUNDS
27

VA PERPETUAL INTERNATIONAL FUND

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Equity Securities

Investment Advisor:

o        Mentor Perpetual Advisors, LLC

Sub-Advisor:

o        Perpetual Portfolio Management Limited

Portfolio Managers:
o        Paul Chesson
o        Kathryn Langridge
o        Jeffrey Taylor
o        Stephen Whittaker
o        Robert Yerbury

Dividend Payment Schedule:

o        Annually


Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund normally invests in a diversified portfolio of equity securities of issuers located outside the U.S. The Fund's portfolio managers choose equity securities across all market capitalizations. In identifying candidates for investment, the portfolio managers consider a variety of factors, including the likelihood of above average earnings growth, attractive relative valuation, and whether the company has any proprietary advantages. They may invest in companies where earnings are believed to be in a relatively strong growth trend, or where significant further growth is not anticipated but where the shares are thought to be undervalued. It is expected that the Fund's investments will normally be spread broadly around the world outside the U.S., although (except as described in the next sentence) there is no limit on the amount of the Fund's assets that may be invested in any single country.

The Fund normally invests at least 65% of the value of its total assets in securities of at least three countries. It is likely that, at times, a portion of the Fund's assets will be invested in securities of issuers in emerging markets, including under-developed and developing nations. The Fund may also invest to a lesser extent in debt securities of investment grade quality. When it chooses to invest in debt, the Fund seeks to maintain relatively high average credit quality but may vary its maturity. The portfolio managers will adjust the maturity of the Fund's debt securities in response to changing market conditions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing with a relatively low gross national product, but which has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

If more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the U.S.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
28

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999               2000
39.99              -13.08

Best Quarter:         4th Quarter 1999         +19.29%
Worst Quarter:        3rd Quarter 2000         -8.42%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International EAFE Index (MSCI
EAFE), which is an unmanaged, broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                                                  Performance
            Inception  1 year   5 year   10 year   Since
              Date                                 Inception
Fund         3/3/1998 -13.08%   N/A     N/A        11.58%
MSCI EAFE             -14.17%   N/A     N/A        5.86%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     1.00%           0.00%          0.37%          1.37%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $139
3 years            $434
5 years            $750
10 years           $1,646

VARIABLE ANNUITY FUNDS
29

VA SMALL CAP VALUE FUND

FUND FACTS:

Goals:

o        Current Income
o        Capital Growth

Principal Investment:

o        Small-Cap U.S. Common Stocks

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Jordan D. Alexander, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks current income and capital growth in the value of its shares.

Investment Strategy

The Fund invests primarily in common stocks of small U.S. companies, typically having a market capitalization of less than $1.5 billion at the time of investment. The Fund's portfolio manager seeks to limit the investment risk of small company investing by seeking stocks that produce regular income, are issued by companies with a history of buying back stock, and trade below what the portfolio manager considers their intrinsic value. The Fund's portfolio manager looks specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
30

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in the calendar year since its inception on 5/1/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

1999             2000
12.07            20.71

Best Quarter:         2nd Quarter 1999          +17.26%
Worst Quarter:        1st Quarter 1999          -5.64%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) and the Russell 2000 Value Index (Russell 2000 Value). The Russell 2000 Index is a market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                  Performance
            Inception 1 year   5 year    10 year   Since
              Date                                 Inception
Fund         5/1/1998 20.71%   N/A      N/A        10.78%
Russell 2000          -3.02%   N/A      N/A         1.32%
Russell 2000 Value    22.83%   N/A      N/A         1.47%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.27%          1.14%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.02%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $116
3 years            $362
5 years            $628
10 years           $1,386

VARIABLE ANNUITY FUNDS
31

VA SPECIAL EQUITY FUND

FUND FACTS:

Goal:

o        Capital Growth

Principal Investment:

o        Common Stocks of Small Companies

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Timothy M. Stevenson, CFA
o        Eric M. Teal
o        Mark Thiele, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks capital growth.

Investment Strategy

The Fund invests primarily in common stocks of U.S. companies with small market capitalizations, typically having a market capitalization up to $1.5 billion at the time of investment. The Fund's portfolio managers look for companies exhibiting good earnings and price momentum, while at the same time using various valuation criteria in the ultimate selection of which stocks to purchase. This approach allows a growth discipline with a value perspective. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index. The Fund may purchase stocks in initial public offerings
(IPOs).

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

You should be aware of the risks associated with the Fund purchasing IPOs. Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund's shares.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices.

VARIABLE ANNUITY FUNDS
32

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in the calendar year since its inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
-8.34

Best Quarter:         1st Quarter 2000          +14.29%
Worst Quarter:        4th Quarter 2000          -11.80%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) which is a market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return

(for the period ended 12/31/2000)

                                                   Performance
           Inception  1 year   5 year    10 year   Since
             Date                                  Inception
Fund       9/29/1999  -8.34%   N/A      N/A        7.00%
Russell 2000          -3.02%   N/A      N/A        11.73%

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.92%           0.00%          0.25%          1.17%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.04%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $119
3 years            $372
5 years            $644
10 years           $1,420

VARIABLE ANNUITY FUNDS
33

VA STRATEGIC INCOME FUND

FUND FACTS:

Goals:

o        High Current Income
o        Capital Growth

Principal Investments:

o        Domestic High Yield, High Risk Bonds
o        Foreign Debt Securities
o        U.S. Government Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Prescott B. Crocker, CFA


Dividend Payment Schedule:

o        Annually


Investment Goal

The  Fund  seeks  high  current   income  from  interest  on  debt   securities.
Secondarily, the Fund considers potential for growth of capital in selecting securities.

Investment Strategy

The Fund intends to allocate its assets principally between domestic high yield, high risk bonds and debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, mortgage-backed securities and money market instruments. This allocation will be made on the basis of the portfolio manager's assessment of global opportunities for high income and high investment return. From time to time, the Fund may invest 100% of its assets in U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund's portfolio manager takes an aggressive approach to investing but seeks to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

In addition, the Fund principally invests in below investment grade bonds, commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

The  Fund  is  also  subject  to  the  risks   associated   with   investing  in
mortgage-backed securities. Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be

particularly   sensitive  to  interest  rates.   Early  repayment  of  mortgages
underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
34

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's returns have varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1998           1999        2000
5.91           1.64        -0.69

Best Quarter:         1st Quarter 1998          +2.94%
Worst Quarter:        1st Quarter 2000          -1.78%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI). The LBABI is an unmanaged, fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/2000)
                    n                             Performance
             Inception 1 year   5 year    10 year   Since
              Date                                 Inception
Fund         3/6/1997 -0.69%   N/A      N/A        3.14%
LBABI                 11.63%   N/A      N/A        7.34%


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.55%           0.00%          0.29%          0.84%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $ 86
3 years            $ 268
5 years            $ 466
10 years           $ 1,037

VARIABLE ANNUITY FUNDS
35

THE FUNDS' INVESTMENT ADVISORS

An investment advisor manages a Fund's investments and supervises its daily business affairs. There are two investment advisors for the Funds included in this prospectus. Evergreen Investment Management Company, LLC (EIMC) is a wholly-owned subsidiary of First Union Corporation, the sixth largest bank holding company in the United States, with over $253.4 billion in consolidated assets as of 3/31/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013. Mentor Perpetual Advisors, LLC is partially owned by EIMC.

Evergreen Investment  Management Company, LLC is the investment advisor to:
o VA Blue Chip Fund
o VA Capital  Growth  Fund
o VA Equity  Index Fund
o VA Fund
o VA Foundation Fund
o VA Global Leaders Fund
o VA Growth Fund
o VA Growth and Income Fund
o VA High Income Fund
o VA International Growth Fund
o VA Masters Fund
o VA Omega  Fund
o VA Small Cap Value Fund
o VA Special  Equity  Fund
o VA  Strategic Income Fund

EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in investment assets for 59 of the Evergreen Funds as of 3/31/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Mentor Perpetual Advisors, LLC (Mentor Perpetual) is the investment advisor to:

o        VA Perpetual International Fund

Mentor Perpetual, organized in 1995, is owned equally by Perpetual plc, a subsidiary of AMVESCAP PLC based in the United Kingdom, and EIMC. Mentor Perpetual currently manages over $308.7 million in assets for 3 of the Evergreen Funds as of 3/31/2001. Mentor Perpetual is located at 901 East Byrd Street, Richmond, Virginia 23219.

For the fiscal year end 12/31/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                    % of the Fund's average
                                           net assets
VA Blue Chip Fund*                           0.37%
VA Capital Growth Fund**                     0.71%
VA Equity Index Fund***                      0.09%
VA Fund**                                    0.82%
VA Foundation Fund**                         0.75%
VA Global Leaders Fund**                     0.72%
VA Growth Fund**                             0.42%
VA Growth and Income Fund**                  0.81%
VA High Income Fund**                        0.52%
VA International Growth Fund                 0.16%
VA Masters Fund**                            0.76%
VA Omega Fund                                0.52%
VA Perpetual International Fund              1.00%
VA Small Cap Value Fund**                    0.75%
VA Special Equity Fund***                    0.79%
VA Strategic Income Fund                     0.55%

* The Fund commenced operations on April 28, 2000.
**Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.
***Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC.

THE FUNDS' SUB-ADVISORS

Perpetual Portfolio Management Limited (PPM) is the sub-advisor to:

o        VA Perpetual International Fund

PPM manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by PPM. Organized in 1974, PPM is a subsidiary of Perpetual, plc and currently acts as sub-advisor to the Evergreen Funds advised by Mentor Perpetual. PPM is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, England RG91HH.

Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter) is the sub-advisor to:

o        VA Capital Growth Fund

Pilgrim Baxter manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by Pilgrim Baxter. Pilgrim Baxter is located at 1400 Liberty Ridge Road, Wayne, Pennsylvania 19087.

VARIABLE ANNUITY FUNDS
36

MFS Institutional Advisors, Inc. (MFS,) OppenheimerFunds, Inc. (Oppenheimer), and Putnam Investment Management, LLC (Putnam) are each sub-advisors to a portion of:

o        VA Masters Fund

Subject to the supervision of EIMC, each sub-advisor manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the segment, and places orders to purchase and sell securities for the segment. EIMC also manages a segment of the Fund's portfolio. The Fund pays no direct fees to any of the sub-advisors. The three sub-advisors of the Fund are:

MFS Institutional Advisors, Inc. (MFS), 500 Boylston Street, Boston, Massachusetts 02116, is America's oldest mutual fund organization. As of 3/31/2001, MFS managed more than $132 billion on behalf of more than 6 million investor accounts.

OppenheimerFunds, Inc. (Oppenheimer), Two World Trade Center, New York, New York 10048, has operated as an investment advisor since 1960. As of 3/31/2001, Oppenheimer and its subsidiaries managed investment companies with assets of more than $115 billion and including more than 65 funds with more than 5 million shareholder accounts.

Putnam Investment Management, LLC (Putnam), One Post Office Square, Boston, Massachusetts 02109, has been managing mutual funds since 1937. As of 3/31/2001, Putnam and its affiliates managed more than $320.50 billion of assets for nearly 13 million shareholder accounts.

Through an exemptive order received from the Securities and Exchange Commission, EIMC has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee VA Masters Fund's sub-advisors and recommend the hiring, termination and replacement of unaffiliated sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of one of the sub-advisors. In addition, the exemptive order permits the disclosure of fees paid to unaffiliated sub-advisors on an aggregate basis only.

For the fiscal year ended 12/31/2000, the fees paid to the sub-advisors by EIMC were as follows:

                                    % of Masters Fund's

Sub-advisors                        average net assets
------------                        ------------------
EIMC                                       0.19%*
MFS, Oppenheimer, Putnam                   0.68%

*Prior to the date of this prospectus, EIMC acted as sub-advisor to a portion of the VA Masters Fund, having replaced Evergreen Asset Management Corp. on 11/1/2000.

THE FUNDS' PORTFOLIO MANAGERS

VA Blue Chip Fund

Judith A. Warners has managed the Fund since April 2000. Ms. Warners, Managing Director and senior portfolio manager since January 1995. She joined EIMC as an analyst in 1981, covering a variety of industries and market sectors. Ms. Warners has managed the Evergreen Blue Chip Fund since January 1995.

VA Capital Growth Fund

The Fund is managed by the Pilgrim Baxter Value Team.

VA Equity Index Fund

William E. Zieff has managed the Fund since May 2000. Mr. Zieff joined EIMC in May 2001 as Managing Director of Global Structured Products. From January 2000 until he joined EIMC, Mr. Zieff was Managing Director of Global Structured Products at Evergreen Institutional Asset Management. Mr. Zieff was a Managing Director and co-Chief Investment Officer of the Global Asset Allocation group at Putnam Investments, Inc. from November 1996 to December 1998. From October 1992 until November 1996, Mr. Zieff was portfolio manager and head of Asset Allocation at Grantham, Mayo Van Otterloo & Co. LLC. Mr. Zieff has managed the Evergreen Equity Index Fund since July 2000.

VA Fund

Jean C. Ledford, CFA, and Richard S. Welsh, CFA, have co-managed the Fund since August 1999.

Ms. Ledford joined EIMC as a Senior Vice President in November 2000. From August 1999 until joining EIMC, Ms. Ledford was President and Chief Executive Officer of Evergreen Asset Management Corp. (EAMC). From February 1997 until she joined EAMC, Ms. Ledford was employed as a senior portfolio manager at American Century Investments (American Century). From 1980 until she joined American Century, Ms. Ledford was an investment director at the State of Wisconsin Investment Board. Ms. Ledford has co-managed the Evergreen Fund since August 1999.

VARIABLE ANNUITY FUNDS
37

Mr. Welsh has been a portfolio manager with EIMC since November 2000. Prior to joining EIMC, he was a Senior Vice President and portfolio manager at EAMC beginning in August 1999. Prior to joining EAMC, he was employed for five years as a portfolio manager and analyst at American Century. Mr. Welsh has co-managed the Evergreen Fund since August 1999.

VA Foundation Fund

Ms. Ledford has been lead manager and Mr. Welsh has been co-manager of the Fund since August 1999. They have co-managed the Evergreen Foundation Fund since August 1999.

VA Global Leaders Fund

Edwin D. Miska and Anthony T. Han, CFA, co-manage the Fund. Mr. Miska has managed the Fund since March 1997. Mr. Miska had been an analyst with EIMC and its predecessor since 1986. He became a portfolio manager with EIMC in 1989. Mr. Miska has managed the Evergreen Global Leaders Fund since November 1995.

Anthony T. Han,  has  managed  the Fund since  March  2000.  Mr. Han joined
EIMC in January 2000 as a Vice President and portfolio manager. From September 1992 until he joined EIMC, Mr. Han was an International Analyst with The Pioneer Group. Mr. Han has co-managed the Evergreen Global Leaders Fund since January 2000.

VA Growth Fund

Theodore W. Price, CFA, Linda Z. Freeman, CFA, and Jeffrey S. Drummond, CFA, are the co-managers of the Fund.

Mr. Price has managed the Fund since its inception. He has been a portfolio manager with EIMC since November 2000. Prior to joining EIMC, he was a Managing Director and portfolio manager with Mentor Advisors. He has 30 years of investment management experience including ten years as Vice Chairman and portfolio manager of Wheat Investment Advisors. Mr. Price has co-managed the Evergreen Growth Fund since April 1985.

Ms. Freeman has co-managed the Fund since its inception. She has been a portfolio manager since joining EIMC in November 2000. Prior to joining EIMC, Ms. Freeman was a Managing Director and portfolio manager with Mentor Advisors beginning in 1991. Ms. Freeman has co-managed the Evergreen Growth Fund since September 1991.

Mr. Drummond has co-managed the Fund since its inception. He has been a portfolio manager with EIMC since November 2000. Mr. Drummond was a Senior Vice President and portfolio manager with Mentor Advisors from 1993 until he joined EIMC. Mr. Drummond has co-managed the Evergreen Growth Fund since May 1993.

VA Growth and Income Fund

Philip M. Foreman, CFA, is lead manager and Irene D. O'Neill, CFA, is co-manager of the Fund.

Mr. Foreman managed the Fund alone from January 1999 until joined by Ms. O'Neill in September 1999. Mr. Foreman has been a portfolio manager at EIMC since November 2000. From January 1999 until he joined EIMC, he was a portfolio manager at EAMC. From November 1991 until he joined EAMC, he was a portfolio manager at Washington Mutual Advisors, Inc., where he began as Vice President and became Senior Vice President in November 1994. Mr. Foreman has managed the Evergreen Growth and Income Fund since January 1999.

Ms. O'Neill has been a portfolio manager at EIMC since November 2000. From March 1988 until she joined EIMC, she was a portfolio manager at EAMC. Ms. O'Neill has co-managed the Evergreen Growth and Income Fund since September 1999.

VA High Income Fund

Prescott B. Crocker, CFA, has managed the Fund since May 2000. Mr. Crocker is a Senior Vice President, senior portfolio manager and head of the high yield bond team at EIMC. He joined EIMC in February 1997 and initially served as the manager of the domestic high yield bond portion of Evergreen High Yield Bond Fund's portfolio. From 1993 until he joined EIMC, Mr. Crocker held various positions at Boston Security Counsellors, including President and Chief Investment Officer and was Managing Director and a portfolio manager at Northstar Investment Management.

VARIABLE ANNUITY FUNDS
38

VA International Growth Fund

Gilman C. Gunn has managed the Fund since its inception. Mr. Gunn joined EIMC in January 1991 as Senior Vice President - International and portfolio manager and became Senior Vice President and Chief Investment Officer - International at EIMC in February 1997. Mr. Gunn has managed the Evergreen International Growth Fund since January 1991.

VA Masters Fund

The Fund is managed utilizing a team of investment professionals. These include:

o        Evergreen Team
o        MFS Team
o        Oppenheimer Team
o        Putnam Team

Manager Oversight - EIMC has appointed a committee of investment personnel which is primarily responsible for overseeing the sub-advisors of the VA Masters Fund. EIMC has ultimate responsibility for the investment performance of the Fund.

EIMC continuously monitors the performance and investment styles of the Fund's sub-advisors and from time to time may recommend changes of sub-advisors based on factors such as changes in a sub-advisor's investment style or a departure by a sub-advisor from the investment style for which it had been selected, a deterioration in a sub-advisor's performance relative to that of other investment management firms practicing a similar style, or adverse changes in its ownership or personnel.

One segment may be larger or smaller at various times than other segments, but EIMC will not reallocate assets among the segments to reduce these differences in size until the assets allocated to itself or one sub-advisor either exceed 35% or are less than 15% of the Fund's average daily net assets for a period of three consecutive months. In such event the investment advisor may, but is not obligated to, reallocate assets among sub-advisors to provide for a more equal distribution of the Fund's assets.

VA Omega Fund

Maureen E. Cullinane, CFA, has managed the Fund since April 1999. Ms. Cullinane has been a Vice President and portfolio manager at EIMC since September 1987. She became a Senior Vice President and Senior Portfolio Manager in March 1997 and a Managing Director and Senior Portfolio Manager in September 2000. She has been employed by EIMC and its predecessor since 1974. Ms. Cullinane has been the portfolio manager of the Evergreen Omega Fund since April 1989.

VA Perpetual International Fund

The Fund is managed by the following team of investment professionals:

Robert Yerbury has been the Team Leader responsible for country allocation of the Fund since its inception. Mr. Yerbury has been Chief Investment Officer with PPM since October 1997. He joined PPM as a portfolio manager and head of U.S. Equity Team in July 1983. Mr. Yerbury has been affiliated with Mentor Perpetual since April 1995. Mr. Yerbury has managed the Evergreen Perpetual International Fund since April 1995.

Paul Chesson has been the Far East Team Leader for the Fund since January 2000. Mr. Chesson has been a portfolio manager with PPM since February 1993. Mr. Chesson has been affiliated with Mentor Perpetual since January 2000.
Mr. Chesson has managed the Evergreen Perpetual International Fund since January 2000.

Kathryn Langridge has been the Emerging Markets Team Leader for the Fund since its inception. Ms. Langridge has been head of Emerging Markets Investment with PPM since May 1999, prior to which she was head of Asian Investment from January 1993. Ms. Langridge has been affiliated with Mentor Perpetual since April 1995. Ms. Langridge has managed the Evergreen Perpetual International Fund since April 1995.

Jeffrey Taylor has been the European Team Leader of the Fund since April 2001. Mr. Taylor has been a portfolio manager with PPM since June 1997. Prior to joining PPM, Mr. Taylor managed European assets for Dillon Read Securities beginning in 1987. Mr. Taylor has been affiliated with Mentor Perpetual since April 1995. Mr. Taylor has managed the Evergreen Perpetual International Fund since April 2001.

Stephen Whittaker has been the UK Team Leader for the Fund since its inception. Mr. Whittaker has been a portfolio manager with PPM since August 1987. Mr. Whittaker has been affiliated with Mentor Perpetual since April 1995. Mr. Whittaker has managed the Evergreen Perpetual International Fund since April 1995.

VARIABLE ANNUITY FUNDS
39

VA Small Cap Value Fund

Jordan Alexander, CFA, had been co-manager of the Fund since April 1999 and became manager in January 2000. Mr. Alexander has been associated with EIMC since November 2000. From September 1998 until April 1999, he was an assistant portfolio manager with EAMC. From 1995 to 1998, Mr. Alexander was an associate healthcare analyst at PaineWebber Incorporated. Mr. Alexander has managed the Evergreen Small Cap Value Fund since April 1999.

VA Special Equity Fund

Timothy M.  Stevenson,  CFA, Eric M. Teal, and Mark Thiele,  CFA,  co-manage the
Fund.

Timothy M. Stevenson, CFA, has co-managed the Fund with Mr. Teal since October 1999. Mr. Stevenson joined EIMC in May 2001 as a Senior Vice President and portfolio manager. From November 1994 until joining EIMC, he was a Senior Vice President and portfolio manager with First Union National Bank (FUNB). Mr. Stevenson has co-managed the Evergreen Special Equity Fund since October 1999.

Eric M. Teal has co-managed the Fund with Mr. Stevenson since October 1999. Mr. Teal joined EIMC in May 2001 as a Vice President and portfolio manager. From September 1993 until joining EIMC, he was an investment officer and has been a Vice President and portfolio manager since 1997 with FUNB. Mr. Teal has co-managed the Evergreen Special Equity Fund since October 1999.

Mark Thiele, CFA, has co-managed the Fund since January 2001. Mr. Thiele joined EIMC in May 2001 as a Vice President and portfolio manager. From 1989 until joining EIMC, he has been both a portfolio manager and equity analyst with FUNB. Mr. Thiele has co-managed the Evergreen Special Equity Fund since October 2000.

VA Strategic Income Fund

Prescott B. Crocker, CFA, has managed the Fund since its inception in March 1997. Mr. Crocker is a Senior Vice President, Senior Portfolio Manager, and head of the High Yield Bond Team at EIMC. He joined EIMC in February 1997 and initially served as the manager of the Evergreen High Yield Bond Fund and the Evergreen Strategic Income Fund. From 1993 until he joined EIMC, he held various positions at Boston Security Counselors, including President and Chief Investment Officer, and was Managing Director and a portfolio manager at Northstar Investment Management. Mr. Crocker has managed the Evergreen Strategic Income Fund since February 1997.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open, at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price you pay per share for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

VARIABLE ANNUITY FUNDS
40

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

OTHER SERVICES

Automatic Reinvestment of Distributions

For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

Fund Distributions

Each Fund passes along the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

o Dividends. Each Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests.
o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

VARIABLE ANNUITY FUNDS
41

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running a Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

VARIABLE ANNUITY FUNDS
42

FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.

                                   EVERGREEN
                             Variable Annuity Trust

                                                      Period Ended
                                                  December 31, 2000 (a)
VA BLUE CHIP FUND
Net asset value, beginning of period                     $10.00
                                                         ------
Income from investment operations
Net investment income                                      0.02
Net realized and unrealized losses on securities          (1.05)
                                                         ------
Total from investment operations                          (1.03)
                                                         ------
Distributions from net investment income                  (0.02)
                                                         ------
Net asset value, end of period                           $ 8.95
                                                         ------
Total return*                                            (10.27%)
Ratios and supplemental data
Net assets, end of period (thousands)                    $8,861
Ratios to average net assets
 Expenses++                                                1.01%+
 Net investment income                                     0.43%+
Portfolio turnover rate                                     140%

(a) For the period from April 28, 2000 (commencement of operations) to
    December 31, 2000.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                  Year Ended December 31,
                                                 -------------------------
                                                  2000     1999    1998(b)
VA CAPITAL GROWTH FUND (a)
Net asset value, beginning of period             $ 14.42  $ 13.58  $ 12.50
                                                 -------  -------  -------
Income from investment operations
Net investment income                               0.10     0.01     0.03
Net realized and unrealized gains on securities     2.37     0.87     1.05
                                                 -------  -------  -------
Total from investment operations                    2.47     0.88     1.08
                                                 -------  -------  -------
Distributions to shareholders from
Net investment income                              (0.01)   (0.02)       0
Net realized gains                                 (0.45)   (0.02)       0
                                                 -------  -------  -------
Total distributions                                (0.46)   (0.04)       0
                                                 -------  -------  -------
Net asset value, end of period                   $ 16.43  $ 14.42  $ 13.58
                                                 -------  -------  -------
Total return*                                      17.69%    6.50%    8.64%
Ratios and supplemental data
Net assets, end of period (thousands)            $36,975  $28,377  $20,142
Ratios to average net assets
 Expenses++                                         1.03%    1.18%    1.05%+
 Net investment income                              0.73%    0.06%    0.50%+
Portfolio turnover rate                               79%      87%      54%

(a) Effective February 1, 2000, shareholders of Mentor VIP Capital Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Capital Growth Fund. As Mentor VIP Capital Growth Portfolio contributed the majority of assets and shareholders to the Evergreen VA Capital Growth Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                Year Ended December 31,
                                                -------------------------
                                                   2000        1999 (a)
VA EQUITY INDEX FUND
Net asset value, beginning of period            $     11.48   $     10.00
                                                -----------   -----------
Income from investment operations
Net investment income                                  0.10          0.03
Net realized and unrealized gains or losses on
 securities and future contracts                      (1.15)         1.51
                                                -----------   -----------
Total from investment operations                      (1.05)         1.54
                                                -----------   -----------
Distributions to shareholders from
Net investment income                                 (0.10)        (0.03)
Net realized gains                                    (0.03)        (0.03)
                                                -----------   -----------
Total distributions                                   (0.13)        (0.06)
                                                -----------   -----------
Net asset value, end of period                  $     10.30   $     11.48
                                                -----------   -----------
Total return*                                         (9.11%)       15.47%
Ratios and supplemental data
Net assets, end of period (thousands)           $    31,796   $    18,685
Ratios to average net assets
 Expenses++                                            0.31%         0.31%+
 Net investment income                                 1.15%         1.34%+
Portfolio turnover rate                                  11%            5%

(a) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                -----------------------------------------------
                                 2000     1999 #   1998 #   1997 #   1996 (a) #
VA FUND
Net asset value, beginning of
 period                         $ 17.31   $ 15.31  $ 14.89  $ 11.41   $ 10.00
                                -------   -------  -------  -------   -------
Income from investment
 operations
Net investment income              0.03      0.09     0.07     0.06      0.05
Net realized and unrealized
 gains or losses on securities    (2.06)     3.36     0.86     4.15      1.44
                                -------   -------  -------  -------   -------
Total from investment
 operations                       (2.03)     3.45     0.93     4.21      1.49
                                -------   -------  -------  -------   -------
Distributions to shareholders
 from
Net realized gains                (0.29)    (1.34)   (0.51)   (0.68)    (0.03)
Net investment income             (0.03)    (0.11)       0    (0.05)    (0.05)
                                -------   -------  -------  -------   -------
Total distributions               (0.32)    (1.45)   (0.51)   (0.73)    (0.08)
                                -------   -------  -------  -------   -------
Net asset value, end of period  $ 14.96   $ 17.31  $ 15.31  $ 14.89   $ 11.41
                                -------   -------  -------  -------   -------
Total return*                    (11.99%)   23.03%    6.44%   37.16%    14.90%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $65,556   $69,774  $45,820  $21,600   $10,862
Ratios to average net assets
 Expenses++                        1.03%     1.02%    1.01%    1.01%     1.00%+
 Net investment income             0.18%     0.57%    0.49%    0.42%     0.87%+
Portfolio turnover rate             127%      111%      16%      32%        6%

(a) For the period from March 1, 1996 (commencement of operations) to
    December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                          Year Ended December 31,
                              -------------------------------------------------
                                2000       1999    1998 #   1997 #   1996 (a) #
VA FOUNDATION FUND
Net asset value, beginning
 of period                    $  15.70   $  14.47  $ 13.54  $ 11.31   $ 10.00
                              --------   --------  -------  -------   -------
Income from investment
 operations
Net investment income             0.24       0.28     0.35     0.26      0.16
Net realized and unrealized
 gains or losses on
 securities                      (1.01)      1.27     1.07     2.86      1.37
                              --------   --------  -------  -------   -------
Total from investment
 operations                      (0.77)      1.55     1.42     3.12      1.53
                              --------   --------  -------  -------   -------
Distributions to
 shareholders from
Net realized gains               (0.09)     (0.04)   (0.23)   (0.65)    (0.06)
Net investment income            (0.24)     (0.28)   (0.26)   (0.24)    (0.16)
                              --------   --------  -------  -------   -------
Total distributions              (0.33)     (0.32)   (0.49)   (0.89)    (0.22)
                              --------   --------  -------  -------   -------
Net asset value, end of
 period                       $  14.60   $  15.70  $ 14.47  $ 13.54   $ 11.31
                              --------   --------  -------  -------   -------
Total return*                    (4.93%)    10.64%   10.56%   27.80%    15.30%
Ratios and supplemental data
Net assets, end of period
 (thousands)                  $187,825   $145,566  $78,371  $31,840   $15,812
Ratios to average net assets
 Expenses++                       0.92%      0.95%    1.00%    1.01%     1.00%+
 Net investment income            1.78%      2.29%    2.44%    2.15%     2.70%+
Portfolio turnover rate             89%        77%      10%      26%       12%

(a) For the period from March 1, 1996 (commencement of operations) to
    December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                              Year Ended December 31,
                                       -------------------------------------
                                        2000      1999    1998 #  1997 (a) #
VA GLOBAL LEADERS FUND
Net asset value, beginning of period   $ 15.85   $ 12.76  $10.79    $10.00
                                       -------   -------  ------    ------
Income from investment operations
Net investment income                     0.07      0.06    0.10      0.11
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions           (1.45)     3.09    1.94      0.77
                                       -------   -------  ------    ------
Total from investment operations         (1.38)     3.15    2.04      0.88
                                       -------   -------  ------    ------
Distributions to shareholders from
Net investment income                    (0.07)    (0.06)  (0.07)    (0.06)
Net realized gains                           0         0       0     (0.03)
                                       -------   -------  ------    ------
Total distributions                      (0.07)    (0.06)  (0.07)    (0.09)
                                       -------   -------  ------    ------
Net asset value, end of period         $ 14.40   $ 15.85  $12.76    $10.79
                                       -------   -------  ------    ------
Total return*                            (8.70%)   24.72%  18.92%     8.80%
Ratios and supplemental data
Net assets, end of period (thousands)  $43,382   $21,022  $9,583    $2,899
Ratios to average net assets
 Expenses++                               1.01%     1.01%   1.04%     1.05%+
 Net investment income                    0.57%     0.58%   0.89%     1.15%+
Portfolio turnover rate                     21%       17%     12%       11%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                   Year Ended December 31,
                                                   --------------------------
                                                    2000     1999     1998 (b)
VA GROWTH FUND (a)
Net asset value, beginning of period               $ 13.87  $ 11.46   $ 12.50
                                                   -------  -------   -------
Income from investment operations
Net investment income (loss)                         (0.04)   (0.07)     0.02
Net realized and unrealized gains or losses on
 securities                                           1.88     2.50     (1.06)
                                                   -------  -------   -------
Total from investment operations                      1.84     2.43     (1.04)
                                                   -------  -------   -------
Distributions to shareholders from net investment
 income                                                  0    (0.02)        0
                                                   -------  -------   -------
Net asset value, end of period                     $ 15.71  $ 13.87   $ 11.46
                                                   -------  -------   -------
Total return*                                        13.27%   21.21%    (8.32%)
Ratios and supplemental data
Net assets, end of period (thousands)              $20,266  $15,888   $11,064
Ratios to average net assets
 Expenses++                                           0.77%    1.33%     0.97%+
 Net investment income (loss)                         0.24%   (0.67%)    0.44%+
Portfolio turnover rate                                144%     143%       62%

(a) Effective February 1, 2000, shareholders of Mentor VIP Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Growth Fund. As Mentor VIP Growth Portfolio contributed the majority of assets and shareholders to the Evergreen VA Growth Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                         Year Ended December 31,
                                -----------------------------------------------
                                 2000     1999 #   1998 #   1997 #   1996 (a) #
VA GROWTH AND INCOME FUND
Net asset value, beginning of
 period                         $ 17.44   $ 15.58  $ 15.29  $ 11.83   $ 10.00
                                -------   -------  -------  -------   -------
Income from investment
 operations
Net investment income              0.02      0.07     0.16     0.08      0.06
Net realized and unrealized
 gains or losses on securities
 and foreign currency related
 transactions                     (0.07)     2.74     0.56     4.01      1.84
                                -------   -------  -------  -------   -------
Total from investment
 operations                       (0.05)     2.81     0.72     4.09      1.90
                                -------   -------  -------  -------   -------
Distributions to shareholders
 from
Net investment income             (0.02)    (0.06)   (0.13)   (0.07)    (0.06)
Net realized gains                (0.91)    (0.89)   (0.30)   (0.56)    (0.01)
                                -------   -------  -------  -------   -------
Total distributions               (0.93)    (0.95)   (0.43)   (0.63)    (0.07)
                                -------   -------  -------  -------   -------
Net asset value, end of period  $ 16.46   $ 17.44  $ 15.58  $ 15.29   $ 11.83
                                -------   -------  -------  -------   -------
Total return*                     (0.30%)   18.57%    4.77%   34.66%    19.00%
Ratios and supplemental data
Net assets, end of period
 (thousands)                    $85,645   $84,067  $60,576  $31,088   $14,484
Ratios to average net assets
 Expenses++                        1.01%     1.01%    1.01%    1.01%     1.00%+
 Net investment income             0.10%     0.44%    1.02%    0.59%     1.00%+
Portfolio turnover rate              53%       66%      13%      18%        2%

(a) For the period from March 1, 1996 (commencement of operations) to
    December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                   Year Ended December 31,
                                                   --------------------------
                                                      2000        1999 (b)
VA HIGH INCOME FUND (a)
Net asset value, beginning of period               $     10.15   $     10.00
                                                   -----------   -----------
Income from investment operations
Net investment income                                     0.91          0.29
Net realized and unrealized gains or losses on
 securities                                              (0.78)         0.16
                                                   -----------   -----------
Total from investment operations                          0.13          0.45
                                                   -----------   -----------
Distributions to shareholders from net investment
 income                                                  (0.91)        (0.30)
                                                   -----------   -----------
Net asset value, end of period                     $      9.37   $     10.15
                                                   -----------   -----------
Total return*                                             1.31%         4.46%
Ratios and supplemental data
Net assets, end of period (thousands)              $     4,913   $     5,257
Ratios to average net assets
 Expenses++                                               1.01%         1.02%+
 Net investment income                                    8.97%         5.88%+
Portfolio turnover rate                                    174%           19%

(a) Effective February 1, 2000, shareholders of Mentor VIP High Income
    Portfolio became owners of that number of full and fractional shares of Evergreen VA High Income Fund. As Mentor VIP High Income Portfolio contributed the majority of assets and shareholders to the Evergreen VA High Income Fund, its accounting and performance history has been carried forward.
(b) For the period from June 30, 1999 (commencement of operations) to
    December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                Year Ended December 31,
                                                ---------------------------
                                                 2000    1999 #  1998 (a) #
VA INTERNATIONAL GROWTH FUND
Net asset value, beginning of period            $12.72   $ 9.39    $10.00
                                                ------   ------    ------
Income from investment operations
Net investment income                             0.10     0.09      0.03
Net realized and unrealized gains or losses on
 securities and foreign currency related
 transactions                                    (0.74)    3.48     (0.64)
                                                ------   ------    ------
Total from investment operations                 (0.64)    3.57     (0.61)
                                                ------   ------    ------
Distributions to shareholders from
Net investment income                            (0.06)   (0.14)        0
Net realized gains                               (0.50)   (0.10)        0
                                                ------   ------    ------
Total distributions                              (0.56)   (0.24)        0
                                                ------   ------    ------
Net asset value, end of period                  $11.52   $12.72    $ 9.39
                                                ------   ------    ------
Total return*                                    (5.06%)  38.22%    (6.10%)
Ratios and supplemental data
Net assets, end of period (thousands)           $8,764   $3,782    $1,425
Ratios to average net assets
 Expenses++                                       1.02%    1.03%     1.02%+
 Net investment income                            1.14%    0.87%     1.05%+
Portfolio turnover rate                            127%     144%       59%

(a) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                               Year Ended
                                                              December 31,
                                                           --------------------
                                                            2000     1999 (a) #
VA MASTERS FUND
Net asset value, beginning of period                       $ 12.58    $ 10.00
                                                           -------    -------
Income from investment operations
Net investment income                                            0       0.01
Net realized and unrealized gains or losses on securities
 and foreign currency related transactions                   (0.34)      2.74
                                                           -------    -------
Total from investment operations                             (0.34)      2.75
                                                           -------    -------
Distributions to shareholders from
Net investment income                                            0      (0.01)
Net realized gains                                           (1.15)     (0.16)
                                                           -------    -------
Total distributions                                          (1.15)     (0.17)
                                                           -------    -------
Net asset value, end of period                             $ 11.09    $ 12.58
                                                           -------    -------
Total return*                                                (3.06%)    27.58%
Ratios and supplemental data
Net assets, end of period (thousands)                      $37,268    $18,873
Ratios to average net assets
 Expenses++                                                   1.01%      1.00%+
 Net investment income                                        0.02%      0.15%+
Portfolio turnover rate                                         85%        83%

(a) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                       ---------------------------------------
                                        2000     1999 #    1998 #   1997 (a) #
VA OMEGA FUND
Net asset value, beginning of period   $ 19.98   $ 13.57   $11.10     $10.00
                                       -------   -------   ------     ------
Income from investment operations
Net investment income (loss)              0.01     (0.06)   (0.04)     (0.06)
Net realized and unrealized gains or
 losses on securities                    (2.27)     6.47     2.51       1.16
                                       -------   -------   ------     ------
Total from investment operations         (2.26)     6.41     2.47       1.10
                                       -------   -------   ------     ------
Distributions to shareholders from
Net investment income                    (0.01)        0        0          0
Net realized gains                       (0.74)        0        0          0
                                       -------   -------   ------     ------
Total distributions                      (0.75)        0        0          0
                                       -------   -------   ------     ------
Net asset value, end of period         $ 16.97   $ 19.98   $13.57     $11.10
                                       -------   -------   ------     ------
Total return*                           (12.46)%   47.24%   22.25%     11.00%
Ratios and supplemental data
Net assets, end of period (thousands)  $97,397   $24,176   $4,039     $1,868
Ratios to average net assets
 Expenses++                               0.68%     0.96%    1.02%      1.06%+
 Net investment income (loss)             0.07%    (0.35)%  (0.33)%    (0.74)%+
Portfolio turnover rate                    177%      120%      49%        39%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                 Year Ended December 31,
                                                 ---------------------------
                                                  2000      1999    1998 (b)
VA PERPETUAL INTERNATIONAL FUND (a)
Net asset value, beginning of period             $ 19.60   $ 14.01  $ 12.50
                                                 -------   -------  -------
Income from investment operations
Net investment income                               0.03      0.02     0.02
Net realized and unrealized gains or losses on
 securities and foreign currency related
 transactions                                      (2.32)     5.58     1.49
                                                 -------   -------  -------
Total from investment operations                   (2.29)     5.60     1.51
                                                 -------   -------  -------
Distributions to shareholders from net realized
 gains                                             (1.58)    (0.01)       0
                                                 -------   -------  -------
Net asset value, end of period                   $ 15.73   $ 19.60  $ 14.01
                                                 -------   -------  -------
Total return *                                    (13.08%)   39.99%   12.08%
Ratios and supplemental data
Net assets, end of period (thousands)            $26,469   $24,816  $11,821
Ratios to average net assets
 Expenses++                                         1.37%     1.96%    1.60%+
 Net investment income                              0.17%     0.13%    0.34%+
Portfolio turnover rate                              141%      113%      95%

(a) Effective February 1, 2000, shareholders of Mentor VIP Perpetual International Portfolio became owners of that number of full and fractional shares of Evergreen VA Perpetual International Fund. As Mentor VIP Perpetual International Portfolio contributed the majority of assets and shareholders to the Evergreen VA Perpetual International Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                 Year Ended December 31,
                                                ---------------------------
                                                 2000     1999   1998 (a) #
VA SMALL CAP VALUE FUND
Net asset value, beginning of period            $ 10.14  $ 9.58    $10.00
                                                -------  ------    ------
Income from investment operations
Net investment income                              0.08    0.13      0.15
Net realized and unrealized gains or losses on
 securities                                        1.99    1.02     (0.45)
                                                -------  ------    ------
Total from investment operations                   2.07    1.15     (0.30)
                                                -------  ------    ------
Distributions to shareholders from
Net investment income                             (0.10)  (0.13)    (0.11)
Net realized gains                                (0.41)  (0.46)    (0.01)
                                                -------  ------    ------
Total distributions                               (0.51)  (0.59)    (0.12)
                                                -------  ------    ------
Net asset value, end of period                  $ 11.70  $10.14    $ 9.58
                                                -------  ------    ------
Total return*                                     20.71%  12.07%   (2.86)%
Ratios and supplemental data
Net assets, end of period (thousands)           $10,400  $4,958    $2,282
Ratios to average net assets
 Expenses++                                        1.02%   1.01%     1.02%+
 Net investment income                             1.01%   1.69%     2.49%+
Portfolio turnover rate                              82%     65%       16%

(a) For the period from May 1, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                                              Year Ended
                                                             December 31,
                                                           ------------------
                                                            2000     1999 (a)
VA SPECIAL EQUITY FUND
Net asset value, beginning of period                       $ 11.84    $10.00
                                                           -------    ------
Income from investment operations
Net investment loss                                          (0.01)        0
Net realized and unrealized gains or losses on securities    (0.91)     1.88
                                                           -------    ------
Total from investment operations                             (0.92)     1.88
                                                           -------    ------
Distributions to shareholders from net realized gains        (0.31)    (0.04)
                                                           -------    ------
Net asset value, end of period                             $ 10.61    $11.84
                                                           -------    ------
Total return*                                               (8.34)%    18.87%
Ratios and supplemental data
Net assets, end of period (thousands)                      $20,905    $3,059
Ratios to average net assets
 Expenses++                                                   1.04%     1.03%+
 Net investment loss                                         (0.17)%   (0.07)%+
Portfolio turnover rate                                        294%      104%

(a) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

                                                          VARIABLE ANNUITY FUNDS

                                   EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                       --------------------------------------
                                        2000     1999 #   1998 #   1997 (a) #
VA STRATEGIC INCOME FUND
Net asset value, beginning of period   $ 10.56   $ 10.39  $ 10.20    $10.00
                                       -------   -------  -------    ------
Income from investment operations
Net investment income                     0.85      0.73     0.64      0.32
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions           (0.93)    (0.56)   (0.04)     0.21
                                       -------   -------  -------    ------
Total from investment operations         (0.08)     0.17     0.60      0.53
                                       -------   -------  -------    ------
Distributions to shareholders from
Net investment income                    (1.29)        0    (0.41)    (0.31)
Net realized gains                           0         0        0     (0.02)
Tax return of capital                    (0.18)        0        0         0
                                       -------   -------  -------    ------
Total distributions                      (1.47)        0    (0.41)    (0.33)
                                       -------   -------  -------    ------
Net asset value, end of period         $  9.01   $ 10.56  $ 10.39    $10.20
                                       -------   -------  -------    ------
Total return*                            (0.69%)    1.64%    5.91%     5.28%
Ratios and supplemental data
Net assets, end of period (thousands)  $17,950   $18,076  $11,182    $2,204
Ratios to average net assets
 Expenses++                               0.84%     0.84%    1.02%     1.02%+
 Net investment income                    8.69%     7.02%    6.05%     5.34%+
Portfolio turnover rate                    302%      205%     231%      119%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
58

OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. The VA Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Although not a principal investment practice, VA High Income Fund may also use borrowing to purchase additional securities. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses. VA High Income Fund currently intends to use leverage in order to adjust the dollar-weighted average duration of the portfolio.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, the VA Blue Chip Fund, VA Foundation Fund and VA Omega Fund may each invest up to 25% (however each Fund's current intention is to invest no more than 10%, 10% and 15%, respectively), VA Capital Growth Fund may invest up to 15%, each of the VA Equity Index Fund and VA Special Equity Fund may invest up to 10%, respectively, in foreign securities.

If a Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

VA High Income Fund may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors and collars, in an attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest rate sensitivity of its portfolio. The Fund intends to use the interest rate transactions as a hedge and not as a speculative investment. The Fund's ability to engage in certain interest rate transactions may be limited by tax considerations. The use of interest rate swaps and other interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. See "Swaps, Caps, Floors and Collars" in the Statement of Additional Information for more information.

Generally, the portfolio managers of VA Fund, VA Growth Fund, VA International Growth Fund, VA High Income Fund, VA Omega Fund, VA Perpetual International Fund, VA Special Equity Fund and VA Strategic Income Fund, do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Although not a principle strategy, VA International Growth Fund may invest in debt securities, including up to 10% of its assets in below investment grade debt securities. A Fund which uses this kind of investment strategy is subject to the "Interest Rate Risk" and "Credit Risk" discussed in the "Overview of Fund Risks" on page 2. Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                      Notes

                                 Evergreen Funds

Money  Market  Funds
Florida  Municipal  Money  Market Fund
Money  Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal  Money Market Fund
Treasury  Money Market Fund
State  Municipal  Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income  Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland  Municipal Bond Fund
New  Jersey  Municipal  Bond  Fund
North  Carolina  Municipal  Bond  Fund
Pennsylvania  Municipal  Bond Fund
South  Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund
National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and  Intermediate  Term Bond Funds
Intermediate  Term Bond Fund
Select  Adjustable Rate Fund
Short-Duration  Income Fund

Intermediate and Long Term Bond Funds
Diversified  Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic  Income  Fund
U.S.  Government  Fund

Balanced  Funds
Balanced  Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth and Income  Funds
Blue Chip Fund
Equity  Income  Fund
Equity  Index Fund
Growth and Income  Fund
Small Cap Value Fund
Value Fund

Domestic  Growth  Funds
Aggressive  Growth Fund
Capital  Growth Fund
Evergreen  Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund


Sector Funds
Health Care Fund
Technology Fund
Utility and  Telecommunications Fund

Global and  International  Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Variable Annuity

VA Blue Chip Fund
VA Capital  Growth Fund
VA Equity Index Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA Growth Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Perpetual International Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

www.evergreen-funds.com

VARIABLE ANNUITY FUNDS
61

                      Q U I C K  R E F E R E N C E  G U I D E



1.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

2.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o for general correspondence


3.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

4.   Visit us on-line
     www.evergreen-funds.com

     For More Information About the
     Evergreen Variable Annuity Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-847-5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                                                      Sec File No.: 811-8716
                                                                  537769 RV7

                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        EVERGREEN VARIABLE ANNUITY TRUST

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                                 (800) 343-2898

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2001

                 Evergreen VA Blue Chip Fund ("Blue Chip Fund")
            Evergreen VA Capital Growth Fund ("Capital Growth Fund")
              Evergreen VA Equity Index Fund ("Equity Index Fund")
                      Evergreen VA Fund ("Evergreen Fund")
                Evergreen VA Foundation Fund ("Foundation Fund")
            Evergreen VA Global Leaders Fund ("Global Leaders Fund")
                    Evergreen VA Growth Fund ("Growth Fund")
         Evergreen VA Growth and Income Fund ("Growth and Income Fund")
               Evergreen VA High Income Fund ("High Income Fund")
      Evergreen VA International Growth Fund ("International Growth Fund")
                   Evergreen VA Masters Fund ("Masters Fund")
                     Evergreen VA Omega Fund ("Omega Fund")
   Evergreen VA Perpetual International Fund ("Perpetual International Fund")
           Evergreen VA Small Cap Value Fund ("Small Cap Value Fund") Evergreen VA Special Equity Fund ("Special Equity Fund") and Evergreen VA Strategic Income Fund ("Strategic Income Fund")
                     (Each a "Fund"; together, the "Funds")

    Each Fund is a series of Evergreen Variable Annuity Trust (the "Trust").


         This Statement of Additional Information (SAI) pertains to the Funds. It is not a prospectus but should be read in conjunction with the prospectus dated May 1, 2001 for the Fund in which you are making or contemplating an investment. The Funds are offered to separate accounts funding variable annuity and variable life insurance contracts issued by life insurance companies (Participating Insurance Companies). Copies of the prospectus may be obtained without charge by calling (800) 343-2898.

         Certain information is incorporated by reference to the Funds' Annual Report dated December 31, 2000. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898.

                                TABLE OF CONTENTS

PART 1

FUND HISTORY.........................................................1-1
INVESTMENT POLICIES..................................................1-1
OTHER SECURITIES AND PRACTICES.......................................1-3
PRINCIPAL HOLDERS OF FUND SHARES.....................................1-3
EXPENSES.............................................................1-7
PERFORMANCE..........................................................1-14
SERVICE PROVIDERS....................................................1-15
FINANCIAL STATEMENTS.................................................1-17

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES........2-1
ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS
    OF EVERGREEN VA MASTERS FUND.....................................2-18
PURCHASE, REDEMPTION AND PRICING OF SHARES...........................2-18
PERFORMANCE CALCULATIONS.............................................2-20
TAX INFORMATION......................................................2-21
BROKERAGE............................................................2-22
ORGANIZATION.........................................................2-24
INVESTMENT ADVISORY AGREEMENT........................................2-25
MANAGEMENT OF THE TRUST..............................................2-26
CORPORATE BOND RATINGS...............................................2-29
ADDITIONAL INFORMATION...............................................2-35

                                     PART 1

                                  FUND HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on December 23, 1997. Each Fund is a diversified series of Evergreen Variable Annuity Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

                                      1-1

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33-1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund, other than High Income Fund, may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund, other than High Income Fund, may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law. High Income Fund may borrow funds for the purpose of purchasing securities.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33-1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

                                      1-2

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see "Additional Information on Securities and Investment Practices" in Part 2 of this SAI.

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of March 31, 2001, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of March 31, 2001.

                ----------------------------------------------------------------------

                Blue Chip Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union Corp.
                c/o Evergreen Investment Services                    34.40%
                Attn: Lori Gibson
                401 S Tyron Street 5th Floor
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           33.76%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company

                c/o IPO Portfolio Accounting                         31.43%
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Capital Growth Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company
                Separate Account 2                                   61.27%
                Attn: David Ten Broeck
                200 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                12.42%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           12.40%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------

                                      1-3

                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                c/o IPO Portfolio Accounting                         10.05%
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Equity Index Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company

                c/o IPO Portfolio Accounting                         57.50%
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Union Corp.
                c/o Evergreen Investment Services                    31.11%
                Attn: Lori Gibson
                401 S Tyron Street 5th Floor
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           10.82%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Evergreen Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                Variable Account 6                                   71.39%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Security Equity Life Insurance Co.
                c/o Bonnie Harris                                    16.43%
                13045 Tesson Ferry Road
                St. Louis, MO 63128
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Security Equity Life Insurance Co.
                c/o Bonnie Harris                                    8.09%
                13045 Tesson Ferry Road
                St. Louis, MO 63128
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Foundation Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                Variable Account 6                                   71.16%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                11.70%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Security Equity Life Insurance Co.
                c/o Bonnie Harris                                    9.56%
                13045 Tesson Ferry Road
                St. Louis, MO 63128
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Global Leaders Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                64.94%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------

                                      1-4

                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           26.29%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                6.84%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Growth and Income Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                Variable Account #6                                  86.49%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Security Equity Life Insurance Co.
                Registered Share Account                             6.38%
                c/o Bonnie Harris
                13045 Tesson Ferry Road
                St. Louis, MO 63128
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Growth Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company
                Separate Account 2                                   85.12%
                Attn: David Ten Broeck
                200 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                9.53%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Hartford Life & Annuity Insurance Company
                Separate Account 1                                   5.35%
                Attn: Carol Lewis
                200 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                High Income Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union Corp.
                c/o Evergreen Investment Services                    95.43%
                Attn: Lori Gibson
                401 S Tyron Street 5th Floor
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                International Growth Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                78.96%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6 Seed Account                                   13.47%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------

                                      1-5

                ---------------------------------------------------- -----------------
                PFL Life Insurance Company
                4333 Edgewood Road NE                                7.53%
                Cedar Rapids, IA 52499
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Masters Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                86.56%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                Seed Account                                         12.31%
                Variable Account Six
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Omega Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                71.13%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp.
                Variable Account B Class 1                           13.88%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company
                Separate Account 2                                   10.30%
                Attn: David Ten Broeck
                20 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Perpetual International Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company

                Separate Account 2                                   90.80%
                Attn: David Ten Broeck
                20 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Hartford Life Insurance Company

                Separate Account 1                                   7.22%
                Attn: Carol Lewis
                20 Hopmeadow Street
                Simsbury, CT 06089
                ---------------------------------------------------- -----------------

                                      1-6


                ----------------------------------------------------------------------

                Small Cap Value Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                75.32%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6 Seed Account                                   10.85%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp
                Variable Account B Class 1                           10.78%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Special Equity Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp
                Variable Account B Class 1                           88.18%
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Strategic Income Fund

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Nationwide Life Insurance Company
                NWVA6                                                89.74%
                c/o IPO Portfolio Accounting
                P.O. Box 182029
                Columbus, OH 43218
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                American Skandia Assurance Corp                      9.16%
                Variable Account B Class 1
                Attn: Investment Accounting
                P.O. Box 883
                Shelton, CT 06484
                ---------------------------------------------------- -----------------

                                    EXPENSES

Advisory Fees

         Evergreen Investment  Management Company, LLC is the investment advisor
to  all  Funds  except  Perpetual  International.   For  more  information,  see
"Investment Advisory Agreements" in Part 2 of this SAI.

         EIMC is entitled to receive from Blue Chip Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================

                         First $100 million               0.61%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.51%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.41%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $500 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $500 million               0.31%
                  ---------------------------------- -----------------

                          Over $1.5 billion               0.26%
                  ================================== =================

                                      1-7

         EIMC is entitled to receive from Capital Growth Fund, Equity Index Fund, Foundation Fund, Global Leaders Fund, Growth Fund, High Income Fund, International Growth Fund, Masters Fund, Omega Fund, Small Cap Value Fund and Special Equity Fund,. an annual fee based on a percentage of each Fund's average net assets, as follows:

                  ----------------------------------- -------------------

                  Capital Growth Fund                 0.80%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Equity Index Fund                   0.32%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Foundation Fund                     0.745%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Global Leaders Fund                 0.87%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Growth Fund                         0.70%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  High Income Fund                    0.70%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Masters Fund                        0.87%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Omega Fund                          0.52%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Small Cap Value Fund                0.87%
                  ----------------------------------- -------------------
                  ----------------------------------- -------------------

                  Special Equity Fund                 0.92%
                  ----------------------------------- -------------------

         EIMC is entitled to receive from Strategic Income Fund an annual fee of 2.0% of gross dividend and interest income plus the following fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================

                         First $100 million               0.36%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.31%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.26%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.21%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Next $100 million               0.16%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          Over $500 million               0.11%
                  ================================== =================

         EIMC is entitled to receive from International Growth Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================

                         first $200 million               0.66%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $200 million               0.56%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $200 million               0.46%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          over $600 million               0.36%
                  ================================== =================

         EIMC is entitled to receive from Evergreen Fund and Growth and Income Fund an annual fee based on each Fund's average daily net assets, as follows:

                  ================================== =================

                      Average Daily Net Assets             Fee

                  ================================== =================
                  ================================== =================

                         first $500 million               0.75%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $500 million               0.725%
                  ---------------------------------- -----------------

                           over $1 billion                0.70%
                  ================================== =================

                                      1-8

         Mentor Perpetual Advisors, LLC (Mentor Perpetual) is the investment advisor to Perpetual International Fund. Mentor Perpetual is entitled to receive from Perpetual International Fund an annual fee equal to 1.00% of the average daily net assets of the Fund.

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years or periods.

=================================================================================================================
Fund/Fiscal Year or Period                                   Advisory Fees Paid         Advisory Fees Waived

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Blue Chip Fund (a)                                                $27,175                      $10,571
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                               $241,423                     $26,332
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                                 $87,430                      $63,319
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                    $615,203                     $38,218
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                  $1,273,484                      $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                               $296,236                     $52,351
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $736,627                     $48,903
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                       $139,891                     $54,950
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                                  $37,107                      $9,724
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                                         $43,602                      $32,809
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund                                                      $254,240                     $32,806
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                        $370,249                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Perpetual International Fund                                      $274,425                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                              $63,216                      $8,705
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund                                               $126,904                     $17,670
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                             $96,933                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1999

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                               $197,527                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund(b)                                              $15,320                      $15,320
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                    $552,938                     $43,949
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                   $918,103                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                               $135,130                     $26,954
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $674,579                     $50,584
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund                                                       $79,436                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
High Income Fund(c)                                               $18,045                      $14,359
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund                                         $17,188                      $17,188
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Masters Fund(d)                                                   $100,395                     $53,184
-----------------------------------------------------------------------------------------------------------------

                                      1-9

-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                        $55,032                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Perpetual International Fund                                      $172,752                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                              $34,408                      $13,058
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Special Equity Fund(b)                                             $7,217                      $7,217
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                             $94,335                        $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1998

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Capital Growth Fund(e)                                            $56,416                      $4,692
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                                    $326,123                     $42,262
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Foundation Fund                                                   $467,156                       $0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                                               $58,409                      $31,587
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            $453,431                     $69,140
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Growth Fund(e)                                                    $25,960                      $21,300
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International Growth Fund(f)                                       $3,122                      $3,122
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Omega Fund                                                        $16,941                      $14,973
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Perpetual International Fund(e)                                   $43,460                      $42,172
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund(g)                                            $9,742                      $9,742
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                             $39,755                        $0
=================================================================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.
(b) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(c) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(d) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(e) For the period from March 3, 1998 (commencement of operations) to December 31, 1998.
(f) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(g) For the period from May 1, 1998 (commencement of operations) to December
31, 1998.

Sub-Advisory Fees Paid

         OppenheimerFunds,  Inc. (Oppenheimer), MFS Institutional Advisors, Inc.
(MFS) and Putnam Investment Management, LLC (Putnam) each also manage a segment of the Masters Fund. EIMC pays Oppenheimer, MFS and Putnam fees equal in the aggregate up to 0.50% of the Masters Fund's average daily net assets.

         Mentor Perpetual, owned equally by Perpetual plc (Perpetual), and EIMC has entered into a sub-advisory agreement with Perpetual Portfolio Management Limited (PPM), a subsidiary of Perpetual plc. PPM manages the day-to-day investment operations of the Perpetual International Fund. There is no additional charge to the Funds for the services provided by PPM.

         Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter) acts as interim sub-advisor to Capital Growth Fund. EIMC will pay Pilgrim Baxter an annual contractual sub-advisory fee at the rate of 0.20% of the Fund's average daily net assets.

         Until November 1, 2000, Evergreen Asset Management Corp. (EAMC) acted as the sub-advisor to a segment of the Masters Fund. Lieber & Company (Lieber) also acts as sub-advisor to EAMC for the Masters Fund providing investment research and other investment services and is reimbursed by EAMC for the costs of providing such services.

         Until September 22, 2000, Lieber also acted as the sub-advisor to Evergreen Fund, Foundation Fund, Global Leaders Fund, Growth and Income Fund, Masters Fund and Small Cap Value Fund and was reimbursed by EAMC for the costs of providing sub-advisory services.

                                      1-10

         Below are the sub-advisory fees paid by the investment advisors to the sub-advisors for the last three fiscal years or periods:

================================================================================================================
                                            Sub-Advisory Fees Paid

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fund                                         EIMC                     Lieber                   Oppenheimer, MFS,
                                                                                                   Putnam
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Evergreen Fund                                N/A                     $422,422                   N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Foundation Fund                               N/A                     $889,174                   N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                          N/A                      $141,350                  N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                       N/A                      $484,207                  N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Masters Fund                              $32,655(a)                  N/A                     $113,059
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                         N/A                      $27,931                   N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1999

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Evergreen Fund                               N/A                    $506,444                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Foundation Fund                              N/A                    $913,512                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                          N/A                    $107,635                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                       N/A                    $620,875                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Masters Fund(b)                            $12,703                  $12,639                   $40,213
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                         N/A                    $21,243                     N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1998

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Evergreen Fund                               N/A                    $282,441                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Foundation Fund                              N/A                    $464,820                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Global Leaders Fund                          N/A                    $26,688                     N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                       N/A                    $382,370                    N/A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund(c)                      N/A                       $0                       N/A
================================================================================================================

(a)  Of this amount $25,345 was paid to EAMC, the Fund's previous sub-advisor.
(b) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(c) For the period from May 1, 1998 (commencement of operations) to December 31, 1998.

Brokerage Commissions

         Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber and First Union Securities, Inc. (First Union) for the last three fiscal years or periods. For more

                                      1-11
information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

======================================================================================================
     Fund/Fiscal Year or Period        Total Paid to All   Total Paid to Lieber  Total Paid to First
                                                                                    Brokers Union

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Blue Chip Fund(a)                           $17,387                 $0                  $762
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Capital Growth Fund                         $51,135                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Equity Index Fund                            $8,460                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Evergreen Fund                              $133,874              $5,243                $165
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Foundation Fund                             $230,294             $12,355                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Global Leaders Fund                         $59,768               $9,469                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth and Income Fund                      $91,006              $26,992                 $55
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Growth Fund                                 $24,692                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
High Income Fund                               $0                   $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
International Growth Fund                   $45,214                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Masters Fund                                $44,572               $4,904                 $23
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Omega Fund                                  $187,439                $0                 $7,725
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Perpetual International Fund                $176,923                $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Small Cap Value Fund                        $19,209               $4,959                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Special Equity Fund                         $97,041                 $0                 $1,362
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Strategic Income Fund                          $0                   $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Year or Period Ended December 31, 1999

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Capital Growth Fund                        $33,158                 $0                 $9,155
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Equity Index Fund(b)                        $5,027                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Evergreen Fund                             $147,096             $105,105                $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Foundation Fund                            $157,780             $110,689                $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Global Leaders Fund                        $20,165              $11,010                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Growth and Income Fund                     $143,672             $132,632                $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Growth Fund                                $13,169                 $0                 $1,576
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 High Income Fund(c)                           N/A                  N/A                  N/A
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 International Growth Fund                  $16,007                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Masters Fund(d)                            $28,367               $6,486                 $27
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Omega Fund                                 $22,039                 $0                  $178
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Perpetual International Fund               $62,111                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                       $10,942               $7,080                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Special Equity Fund(b)                      $8,873                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Strategic Income Fund                         $0                   $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Year or Period Ended December 31, 1998

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Capital Growth Fund(e)                     $41,077                 $0                 $4,284
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Evergreen Fund                             $53,354              $47,079                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Foundation Fund                            $47,678              $46,786                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Global Leaders Fund                        $13,902               $6,368                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Growth and Income Fund                     $53,618              $53,382                 $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Growth Fund(e)                             $38,938                 $0                  $767
------------------------------------------------------------------------------------------------------

                                      1-12

------------------------------------------------------------------------------------------------------
 International Growth Fund(f)                $6,231                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Omega Fund                                  $3,380                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Perpetual International Fund(e)            $45,017                 $0                   $0
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 Small Cap Value Fund(g)                     $3,934               $2,821                 $0
======================================================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.
(b) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(c) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(d) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(e) For the period from March 3, 1998 (commencement of operations) to December 31, 1998.
(f) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(g) For the period from May 1, 1998 (commencement of operations) to December
31, 1998.

Percentage of Brokerage Commissions Paid to Lieber and First Union

         The table below shows, for the fiscal year or period ended December 31, 2000, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber and First Union and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber and First Union. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

==========================================================================================================================
                                                             Percentage of                             Percentage of
                                       Percentage of        Commissionable        Percentage of        Commissionable
Fund                                  Commissions to     Transactions through     Commissions to    Transactions through
                                          Lieber                Lieber             First Union          First Union
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Blue Chip Fund(a)                          N/A                   N/A                 4.00%                3.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Capital Growth Fund                        N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Equity Index Fund                          N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Evergreen Fund                            3.90%                13.00%                0.12%                0.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Foundation Fund                           0.01%                 4.20%                  N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Global Leaders Fund                      15.80%                16.30%                  N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Growth and Income Fund                   29.60%                25.00%                0.60%                0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Growth Fund                                N/A                   N/A                  N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 High Income Fund                           N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 International Growth Fund                  N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Masters Fund                             11.00%                 4.70%                0.50%                0.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Omega Fund                                 N/A                   N/A                 4.12%                2.20%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Perpetual International Fund               N/A                   N/A                   N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                     25.80%                15.00%                  N/A                  N/A
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Special Equity Fund                        N/A                   N/A                 1.40%                0.11%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Strategic Income Fund                      N/A                   N/A                   N/A                  N/A
==========================================================================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.

                                      1-13

Trustee Compensation

         Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the ten other trusts in the Evergreen Fund complex for the twelve months ended December 31, 2000. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

---------------------------------------------------------------------------------------
                                                             Total Compensation from
                                 Aggregate Compensation    the Evergreen Fund Complex
           Trustee             from Trust for fiscal year     for the calendar year
                                    ended 12/31/2000            ended 12/31/2000*
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Laurence B. Ashkin**                       $52                       $82,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Charles A. Austin, III                     $99                       $88,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Arnold H. Dreyfuss**                       $56                       $83,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
K. Dun Gifford                             $99                       $91,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
James S. Howell***                         $23                       $38,750
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Leroy Keith, Jr.                           $56                       $83,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Gerald M. McDonnell                        $99                       $88,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Thomas L. McVerry                         $104                       $98,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.                    $56                       $83,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
William Walt Pettit                        $99                       $88,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
David M. Richardson                        $99                       $88,500
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Russell A. Salton, III                    $108                      $101,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Michael S. Scofield                       $118                      $112,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Richard J. Shima                           $56                       $83,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Richard K. Wagoner                         $99                       $88,500
---------------------------------------------------------------------------------------

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2000. The amounts listed below will be payable in later years to the respective Trustees:

Austin                   $26,250
Howell                   $27,125
McDonnell                $88,500
McVerry                  $98,500
Moelchert                $83,000
Pettit                   $88,500
Salton                   $101,000
Scofield                 $65,100

**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti. ***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.

                                   PERFORMANCE

Total Return

         Below are the average annual total returns for the Funds as of December 31, 2000. The return for the Blue Chip Fund is cumulative. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

                                      1-14

==================================================================================================
               Fund                       One Year         Since Inception      Inception Date

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Blue Chip Fund                             N/A                -10.27%            4/28/2000
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Capital Growth Fund                       17.69%              11.53%              3/3/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Equity Index Fund                         -9.11%               3.93%             9/29/1999
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Evergreen Fund                           -11.99%              13.13%              3/1/1996
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Foundation Fund                           -4.93%              11.79%              3/1/1996
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Global Leaders Fund                       -8.70%              10.67%              3/6/1997
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Growth and Income Fund                    -0.30%              15.23%              3/1/1996
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Growth Fund                               13.27%               8.47%              3/3/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 High Income Fund                          1.31%                3.83%             6/30/1999
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 International Growth Fund                 -5.06%               9.20%             8/17/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Masters Fund                              -3.06%              11.75%             1/29/1999
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Omega Fund                               -12.46%              15.75%              3/6/1997
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Perpetual International Fund             -13.08%              11.58%              3/3/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Small Cap Value Fund                      20.71%              10.78%              5/1/1998
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Special Equity Fund                       -8.34%               7.00%             9/29/1999
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 Strategic Income Fund                     -0.69%               3.14%              3/6/1997
==================================================================================================

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from each Fund at the rate of 0.10% of each Fund's average daily net assets.

         Below are the administrative service fees paid by each Fund for the last three fiscal years or periods. Prior to January 3, 2000, the Funds paid EIS under a different fee schedule.

===============================================================================
                   Fund                          Administrative Fee Paid

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Year or Period Ended December 31, 2000

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Blue Chip Fund(a)                                       $4,455
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Capital Growth Fund                                     $30,178
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Equity Index Fund                                       $27,218
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Evergreen Fund                                          $70,382
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Foundation Fund                                        $170,235
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Global Leaders Fund                                     $33,945
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth and Income Fund                                  $84,251
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth Fund                                             $19,984
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 High Income Fund                                        $5,301
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 International Growth Fund                               $6,588
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Masters Fund                                            $29,134
-------------------------------------------------------------------------------

                                      1-15

-------------------------------------------------------------------------------
 Omega Fund                                              $71,080
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Perpetual International Fund                            $27,442
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Small Cap Value Fund                                    $7,243
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Special Equity Fund                                     $13,779
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Strategic Income Fund                                   $17,544
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Year or Period Ended December 31, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Capital Growth Fund(b)                                  $24,691
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Equity Index Fund(c)                                     $674
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Evergreen Fund                                          $10,838
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Foundation Fund                                         $21,435
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Global Leaders Fund                                     $2,656
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth and Income Fund                                  $13,379
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth Fund(d)                                          $11,348
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 High Income Fund(e)                                     $2,576
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 International Growth Fund                                $427
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Masters Fund(f)                                         $2,137
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Omega Fund                                              $1,687
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Perpetual International Fund(g)                         $17,275
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Small Cap Value Fund                                     $690
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Special Equity Fund(c)                                    $93
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Strategic Income Fund                                   $2,914
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Year or Period Ended December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Capital Growth Fund(h)                                  $7,018
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Evergreen Fund                                          $9,416
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Foundation Fund                                         $15,429
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Global Leaders Fund                                     $1,670
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth and Income Fund                                  $13,127
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Growth Fund(I)                                          $3,691
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 International Growth Fund(j)                             $110
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Omega Fund                                               $771
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Perpetual International Fund(k)                         $4,323
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Small Cap Value Fund(l)                                  $274
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Strategic Income Fund                                   $2,075
===============================================================================

(a) For the period April 28, 2000 (commencement of operations) to December 31, 2000.
(b) Of the total amount paid, $10,120 was paid to a prior administrator.
(c) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
(d) Of the total amount paid, $4,654 was paid to a prior administrator.
(e) For the period from June 30, 1999 (commencement of operations) to December 31, 1999.
(f) For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
(g) Of the total amount paid, $6,794 was paid to a prior administrator.
(h) For the period from March 3, 1998 (commencement of operations) to December 31, 1998. The total amount was paid to a prior administrator.
(i) The total amount was paid to a prior administrator.
(j) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
(k) The total amount was paid to a prior administrator.
(l) For the period from May 1, 1998 (commencement of operations) to December
31, 1998.

                                      1-16

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 2121, Boston, Massachusetts 02106-9970, a subsidiary of First Union Corporation, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The Funds pay ESC annual fees as follows:

                 ================================ ==================== ====================

                                                    Annual Fee Per       Annual Fee Per
                            Fund Type                Open Account*      Closed Account**

                 -------------------------------- -------------------- --------------------

                 Monthly Dividend Funds                 $25.50                $9.00
                                                  --------------------
                 -------------------------------- -------------------- --------------------

                 Quarterly Dividend Funds               $24.50                $9.00
                                                  --------------------
                 -------------------------------- -------------------- --------------------

                 Semiannual Dividend Funds              $23.50                $9.00
                                                  --------------------
                 -------------------------------- -------------------- --------------------

                 Annual Dividend Funds                  $23.50                $9.00
                 -------------------------------- -------------------- --------------------
                                                  --------------------

                 Money Market Funds                     $25.50                $9.00
                 ================================ ==================== ====================

                  * For shareholder accounts only.
                  **Closed  accounts are  maintained  on the system in order to facilitate historical and tax information.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036, provides legal advice to the Funds.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 2121, Boston, Massachusetts 02106-9970.

                                      1-17

                                 EVERGREEN FUNDS

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. Unless specifically stated, each Fund may invest in or use the strategies listed below.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

           (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

           (ii)   Farmers Home Administration;

           (iii)  Federal Home Loan Banks;

           (iv)   Federal Home Loan Mortgage Corporation;

           (v)    Federal National Mortgage Association; and

           (vi)   Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA)

         The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

                                      2-1

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

                                      2-2

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions required all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest

                                      2-3
rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all time while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

                                      2-4

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

                                      2-5

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund.

                                      2-6

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Swaps, Caps, Floors and Collars (High Income Fund only)

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the

                                      2-7
swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Foreign Securities (excluding Evergreen Fund and Growth Fund)

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Foreign Currency Transactions (excluding Evergreen Fund and Growth Fund)

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

         The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and

                                      2-8
other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

         The Fund may engage in foreign currency exchange transactions in connection with its portfolio investments. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Foreign Currency Futures Transactions (excluding Equity Index Fund, Evergreen Fund, Growth and Income Fund, Growth Fund and Foundation Fund)

         By using foreign currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         A foreign currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a gain. If the offsetting sale price is less than the purchase price, the Fund realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

         Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the investment advisor, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

                                      2-9

High Yield, High Risk Bonds (only Growth and Income Fund, High Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books. The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 (Rule
144A) allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

                                      2-10

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Payment-in-kind Securities (only Blue Chip Fund, International Growth Fund and Strategic Income Fund)

         Payment-in-kind (PIK) securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

                                      2-11

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds (only Growth and Income Fund, International Growth Fund and Strategic Income Fund)

         A zero coupon "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities (only High Income Fund and Strategic Income Fund)

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

                                      2-12

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICsare private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments (only Global Leaders Fund, International Growth Fund, Masters Fund, Small Cap Value Fund and
Strategic Income Fund)

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master

                                      2-13
demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Brady Bonds (only Strategic Income Fund and International Growth Fund)

         The Fund may invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a

                                      2-14
particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants (excluding Strategic Income Fund)

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Sovereign Debt Obligations (only Global Leaders Fund, Growth and Income Fund, International Growth Fund and Strategic Income Fund)

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Derivatives

         To the extent provided for elsewhere in this SAI, the Fund may use derivatives while seeking to achieve its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

         Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and in place of more traditional direct investments to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes. The use of derivatives for non-hedging purposes entails greater risks. The Fund uses futures contracts and related options as well as forwards for hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefit to Fund shareholders. However, the Fund may take positions in those derivatives that are within its investment policies if, in the investment advisor's judgment, this represents an effective response to current or anticipated market conditions. An investment advisor's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objectives and policies.

                                      2-15

         Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

         There are four principal types of derivative instruments - options, futures, forwards and swaps - from which virtually any type of derivative transaction can be created. Further information regarding options, futures, forwards and swaps is provided elsewhere in this section.

         Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities". An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations.

         The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities. See "Mortgage- Backed and Asset-Backed Securities," above.

         While the judicious use of derivatives by experienced investment managers such as the Fund's investment advisors can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Funds.

         * Market Risk - This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way which is detrimental to the Fund's interest.

         * Management Risk - Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

         * Credit Risk - This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund's investment advisor considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

         * Liquidity Risk - Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly

                                      2-16
large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

         * Leverage Risk - Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

         * Other Risks - Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

Equipment Trust Certificates (Strategic Income Fund only)

         Equipment Trust Certificates are a mechanism for financing the purchase of transportation equipment, such as railroad cars and locomotives, trucks, airplanes and oil tankers.

         Under an equipment trust certificate, the equipment is used as the security for the debt and title to the equipment is vested in a trustee. The trustee leases the equipment to the user, i.e. the railroad, airline, trucking or oil company. At the same time equipment trust certificates in an aggregate amount equal to a certain percentage of the equipment's purchase price are sold to lenders. The trustee pays the proceeds from the sale of certificates to the manufacturer. In addition, the company using the equipment makes an initial payment of rent equal to their balance of the purchase price to the trustee, which the trustee then pays to the manufacturer. The trustee collects lease payments from the company and uses the payments to pay interest and principal on the certificates. At maturity, the certificates are redeemed and paid, the equipment is sold to the company and the lease is terminated.

         Generally, these certificates are regarded as obligations of the company that is leasing the equipment and are shown as liabilities in its balance sheet. However, the company does not own the equipment until all the certificates are redeemed and paid. In the event the company defaults under its lease, the trustee terminates the lease. If another lessee is available, the trustee leases the equipment to another user and makes payments on the certificates from new lease rentals.

Limited Partnerships (only Blue Chip Fund and Strategic Income Fund)

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

                                      2-17

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Leverage (High Income Fund only)

         The Fund may borrow money to invest in additional portfolio securities to seek current income. The use of borrowed money, know as "leverage," increases the Fund's market exposure and risk and may result in losses. When the Fund has borrowed money for leverage and its investments increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Fund may use leverage in order to adjust its dollar-weighted average duration. The Fund will not always borrow money for investment and the extent to which the Fund will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on the investment advisor's ability to predict market movements correctly. The amount of leverage that can exist at any one time will not exceed one-third of the value of the Fund's total assets.

 ADDITIONAL INFORMATION CONCERNING THE INVESTMENTS OF EVERGREEN VA MASTERS FUND

         Because each sub-advisor will be managing its segment of the portfolio independently from the other sub-advisors, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the sub-advisor of another segment deems it appropriate to dispose of the security from the other segment. Similarly, under some market conditions, one or more of the sub-advisors may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor or sub-advisors believe continued exposure to the equity markets is appropriate for their segments of the portfolio.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of the Trust are sold continuously to variable annuity and variable life insurance accounts of participating insurance companies and to qualified pension and retirement plans. The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (1) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (2) the Exchange is closed for other than customary weekend and holiday closings, (3) the SEC has by order permitted such suspension, or (4) an emergency exists as determined by the SEC.

         The Trust may redeem shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act.

                                      2-18

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Calculation of Net Asset Value

         The Fund calculates its Net Asset Value (NAV) once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets by all of the shares issued.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                                      2-19

                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

The following is the formula used to calculate average annual total return:

                                                          n
                                                     P(1+T) =ERV

P=       initial payment of $1,000
T=       average total return
n=       number of years
ERV=     ending redeemable value of the initial $1,000


Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

        [OBJECT OMITTED]
         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends d = The maximum offering price per share on the last day of the period


Non-Standardized Performance

         From time to time, the Fund may quote its performance in advertising and other types of literature as compared to the performance of the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index or any other commonly quoted index of common stock or fixed income prices. The Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. The Fund's performance will be

                                      2-20
calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

                                 TAX INFORMATION

Requirements for Qualification as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.

         The Fund will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of participating insurance companies held in connection with the variable annuity contracts and/or variable life insurance policies.

Certain Requirements for Qualification as a Variable Annuity Contract or Variable Life Insurance Policy. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts and variable life insurance policies. The Code provides that variable annuity contracts and/or variable life insurance policies shall not be treated as an annuity contract or life insurance policy for the current or any prior period for which the investments are not, in accordance with regulations prescribed by the U.S. Treasury Department, adequately diversified. Disqualification of the contract or policy as an annuity contract or life insurance policy would result in immediate imposition of federal income tax on variable annuity contracts and variable life insurance policy owners with respect to earnings allocable to the contract or policy (including, upon disqualification, accumulated earnings), and the tax liability would generally arise prior to the receipt of payments under the contract. Section 817(h)(2) of the Code is a safe harbor provision which provides that variable annuity contracts and variable life insurance policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consists of cash, cash items, U.S. government securities and securities of other regulated investment companies. The U.S. Treasury Department has issued Regulations (Treas. Reg.
section 1.817-5) that establish diversification requirements for the investment portfolios underlying variable insurance contracts. The Regulations amplify the diversification requirements for variable annuity contracts and variable life insurance policies set forth in Section 817(h) of the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more

                                      2-21
than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of such value is represented by any two investments; (3) no more than 80% of such value is represented by any three investments; and (4) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment. The Regulations provide that, in the case of a regulated investment company whose shares are available to the public only through variable insurance contracts which meet certain other requirements, the diversification tests are applied by reference to the underlying assets owned by the regulated investment company rather than by reference to the shares of the regulated investment company owned under the annuity contract. The Fund intends to meet the requirements for application of the diversification tests on this look-through basis. The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable insurance contracts by Section 817(h) of the Code have been met, each U.S. government agency or instrumentality shall be treated as a separate issuer.

         The Fund will be managed in such a manner as to comply with the diversification requirements. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Fund.

Other Tax Considerations

         For a discussion of the tax consequences of investing in variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contracts and variable life insurance policies offered by the participating insurance company. Variable annuity contracts and variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for an individual owner. Different rules apply to corporations, taxable trusts, or other entities which own variable annuity contracts. Depending on the variable annuity contract or variable life insurance policy, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59-1/2. Only the portion of a distribution attributable to income on the investment in the contract or policy is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

                                      2-22

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the investment advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, an investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         First Union Securities, Inc., an affiliate of the Funds' advisors and a member of the New York and American Stock Exchanges, may effect portfolio transactions on those exchanges for the Funds.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                      2-23

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together on all matters. Shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any shares without the approval of a majority of the votes applicable to these shares . Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

         Since shares of the Fund are held by Insurance Company separate accounts, you have the right to instruct the Insurance Company how to vote the shares it held under the annuity contract. For shares for which timely voting instructions are not received, the Insurance Company will vote those shares in the same proportion as the voting instructions for all other shares of the Fund held by the separate account for which the Insurance Company has received timely voting instructions. The Insurance Company will vote any Fund shares for which they do not receive voting instructions in proportionately the same manner as shares for which they do receive instructions.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various advisors and sub-advisors have each adopted a code of ethics as required by Rule 17j-1 of the 1940 Act (Code of Ethics). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                                      2-24

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services. The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not "interested" persons of the Trust as defined in the 1940 Act); (5) brokerage commissions, brokers' fees and expenses;
(6) issue and transfer taxes; (7) taxes and trust fees payable to governmental agencies; (8) the cost of share certificates; (9) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (10) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (11) expenses of shareholders' and Trustees' meetings; (12) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (13) charges and expenses of filing annual and other reports with the SEC and other authorities; and (14) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (only Masters Fund)

         Masters  Fund's  investment   program  is  based  upon  the  investment
advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among itself and a number of investment management organizations - currently three in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the four investment advisor organizations the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers areEIMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a

                                      2-25

Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act (Rule 17a-7 Procedures). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust         Principal Occupations for Last Five Years

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.(investment
(DOB: 10/23/34)                                                  advice); former Director, Executive Vice President and
                                                                 Treasurer, State  Street Research & Management
                                                                 Company (investment advice); Director, The Andover
                                                                 Companies (insurance); Trustee, Arthritis Foundation of
                                                                 New  England; and  Director, Health Development Corp.
                                                                 (fitness-wellness centers); Formerly,  Director,
                                                                 Mentor Income Fund, Inc.

                                      2-26

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/23/38)                                                  Cambridge College; ; Chairman and President, Oldways
                                                                 Preservation and  Exchange  Trust (education);
                                                                 former Chairman of  the  Board, Director, and  Executive
                                                                 Vice President, The London  Harness Company (leather goods purveyor); former Managing Partner, Roscommon Capital Corp.;
                                                                 former Chairman, Gifford, Drescher & Associates
                                                                 (environmental consulting); Formerly, Director, Mentor
                                                                 Income Fund, Inc.

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund,  Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series
                                                                 Fund; and former President, Morehouse College;
                                                                 Formerly, Director, Mentor Income Fund, Inc.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor Steel Company;
(DOB: 7/14/39)                                                   Formerly, Director, Mentor Income Fund, Inc.

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union; Formerly, Director, Mentor Income Fund, Inc.

Louis W. Moelchert, Jr. (DOB:        Trustee                     President, Private Advisors, LLC; Vice President for
12/20/41)                                                        Investments, University of Richmond; Former Chairman,
                                                                 Investment Committee, Virginia Retirement System; former
                                                                 Board  member and former Chairman of the Board  of  the
                                                                 Common Fund; former Board member Common Fund Capital;
                                                                 Board member Common Fund Institutional Funds; Formerly,
                                                                 Trustee, Mentor Variable Investment Portfolios  and
                                                                 Mentor Institutional Trust; Formerly, Director,
                                                                 Mentor Income Fund,  Inc. and America's Utility Fund,
                                                                 Inc.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.;
(DOB: 8/26/55)                                                   Formerly, Director, Mentor Income Fund, Inc.

David M. Richardson                  Trustee                     President, Richardson, Runden & Company (new business
(DOB: 9/14/41)                                                   development/consulting company); Managing Director, Kennedy
                                                                 Information, Inc (executive recruitment information and
                                                                 research company); former Vice Chairman, DHR International,
                                                                 Inc. (executive recruitment); former Senior Vice President,
                                                                 Boyden International Inc. (executive recruitment);
                                                                 Trustee, Commerce and Industry Association of New Jersey,
                                                                 411 Technologies, LLP. (communications), and Director, J&M
                                                                 Cumming Paper Co.(paper merchandising);. Formerly,
                                                                 Director, Mentor Income Fund, Inc.
                                      2-27

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care; Formerly, Director,
                                                                 Mentor Income Fund, Inc.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield; Formerly,
(DOB: 2/20/43)                       of Trustees                 Director, Mentor Income Fund, Inc.



Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement);, Director of Hartford Hospital, Old State
                                                                 House Association, and Enhance Financial Services, Inc.;
                                                                 former Director of CTG Resources, Inc. (natural gas);
                                                                 former Director Middlesex Mutual Assurance Company; former
                                                                 Chairman, Board of Trustees, Hartford Graduate Center;
                                                                 Trustee, Greater Hartford YMCA; Formerly, Director, Mentor
                                                                 Income Fund, Inc.

Richard K. Wagoner, CFA*             Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, First Union National
                                                                 Bank (FUNB); former consultant to the  Board of Trustees of the Evergreen Funds; former member, New York Stock Exchange;
                                                                 member, North Carolina Securities Traders Association;
                                                                 member, Financial Analysts Society.

William M. Ennis**                   President                   President and Chief Executive Officer, Evergreen Investment
(DOB: 6/26/60)                                                   Company and Chief Operating Officer, Capital Management
                                                                 Group, FUNB.

Carol Kosel***                       Treasurer                   Senior Vice President, Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                  and Treasurer, Vestaur Securities, Inc.; former Senior
                                                                 Manager, KPMG LLP.

Michael H. Koonce***                 Secretary                   Senior Vice President and General Counsel, Evergreen
(DOB: 4/20/60)                                                   Investment Services, Inc.; Senior Vice President and
                                                                 Assistant General Counsel,  First Union Corporation;
                                                                 former  Senior Vice  President and General Counsel,
                                                                 Colonial Management Associates, Inc.

Nimish S. Bhatt****                  Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/FUNB; former Senior Tax
                                                                 Consulting/Acting Manager, Investment Companies Group,
                                                                 PricewaterhouseCoopers LLP, New York.
                                      2-28

Bryan Haft****                       Vice President              Team Leader, Fund Administration, BISYS Fund Services.

*This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.
** Address: 301 S. Tryon, 12th Floor, Charlotte, NC 28288
***Address: 200 Berkeley Street, Boston, MA 02116
****Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                             CORPORATE BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The `Credit Quality' terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY`S           S&P              FITCH           Credit Quality

     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                      2-29

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                                      2-30

S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

                                      2-31

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for xample, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                                      2-32

                               SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                                      2-33

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added `+' to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                                      2-34

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                      2-35

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART C

                               OTHER INFORMATION



Item 23.       Exhibits

Exhibit
Number         Description                               Location
-------        -----------                               --------
(a)            Declaration of Trust                       Incorporated by reference to
                                                          Registrant's Post-Effective
                                                          Amendment No. 5 filed on March 20, 1998.

(b)            By-Laws                                    Contained herein.

(c)            Provisions of instruments                  Incorporated by reference to
               defining the rights of holders             Registrant's Post-Effective
               of the securities being                    Amendment No. 7 filed on June 5, 1998.
               registered are contained in the
               Declaration of Trust Articles II,
               III.(6)(c), VI.(3), IV.(8), V, VI,
               VII, VIII and By-laws Articles II,
               III and VIII

(d)(1)         Form of Investment Advisory and            Contained herein.
               Management Agreement between the
               Registrant and Evergreen
               Investment Management Company

(d)(2)         Investment Advisory and                    Incorporated by reference to
               Management Agreement between the           Registrant's Post-Effective
               Registrant and Mentor Perpetual            Amendment No. 17 filed on September 29, 1999.
               Advisors, LLC

(d)(3)         Sub-Advisory Agreement between Mentor      Contained herein.
               Perpetual Advisors,  LLC,  and Perpetual
               Portfolio  Management Limited

(d)(3)         Interim Sub-Advisory Agreement between     Contained herein.
               Evergreen Investment Management Company,
               LLC and Pilgrim Baxter Value Investors, Inc.

(d)(4)         Form of Portfolio Management Agreement     Contained herein.
               between OppenheimerFunds, Inc. and
               Evergreen Investment Management
               Company, LLC

(d)(5)         Form of Portfolio Management Agreement     Contained herein.
               between MFS Institutional Advisors, Inc.
               and Evergreen Investment Management
               Company, LLC

(d)(6)         Form of Portfolio Management Agreement     Contained herein.
               between Putnam Investment Management, LLC
               and Evergreen Investment Management
               Company, LLC

(e)            Not applicable

(f)            Not applicable

(g)(1)         Custodian Agreement between the            Incorporated by reference to
               Registrant and State Street Bank           Registrant's Post-Effective
               and Trust Company                          Amendment No. 6 filed on April 28, 1998.

(g)(2)         Letter Amendment to Custodian              Incorporated by reference to
               Agreement between Registrant and           Registrant's Post-Effective
               State Street Bank and Trust                Amendment No. 16 filed on September 28, 1999.
               Company (VA Equity Index Fund
               and VA Special Equity Fund)

(g)(3)         Letter Amendment to Custodian              Incorporated by reference to
               Agreement between Registrant and           Registrant's Post-Effective
               State Street Bank and Trust                Amendment No. 17 filed on
               Company (VA Capital Growth Fund,           September 29, 1999.
               VA Growth Fund, VA High Income
               Fund and VA Perpetual
               International Fund)

(g)(4)         Letter Amendment to                        Incorporated by reference to
               Custodian Agreement between                Registrant's Post-Effective
               Registrant and State Street Bank           Amendment No. 18 filed on
               and Trust Company (VA Blue Chip            February 3, 2000.
               Fund)

(h)(1)         Administration Services Agreement          Incorporated by reference to
               between Evergreen Investment               Registrant's Post-Effective
               Services, Inc. and the                     Amendent No. 17 filed on
               Registrant                                 September 29, 1999.

(h)(2)         Form of Administration Services            Incorporated by reference to.
               Agreement between Evergreen                Registrant's Post-Effective
               Investment Services, Inc. and              Amendment No. 18 filed on
               the Registrant (VA Blue Chip Fund)         February 3, 2000.

(h)(3)         Transfer Agent Agreement                   Incorporated by reference to
               between the Registrant and                 Registrant's Post-Effective
               Evergreen Service Company, LLC             Amendment No. 6 filed on April 28, 1998.

(h)(4)         Letter Amendment to Transfer               Incorporated by reference to
               Agent Agreement between the                Registrant's Post-Effective
               Registrant and Evergreen Service           Amendment No. 16 filed on September 28, 1999.
               Company, LLC (VA Equity Index Fund
               and VA Special Equity Fund)

(h)(5)         Letter Amendment to Transfer               Incorporated by reference to
               Agent Agreement between the                Registrant's Post-Effective
               Registrant and Evergreen Service           Amendment No. 17 filed on September 29, 1999.
               Company, LLC (VA Capital Growth
               Fund, and VA Growth Fund, VA
               High Income Fund and VA Perpetual
               International Fund)

(h)(6)         Letter Amendment to                        Incorporated by reference to
               Transfer Agent Agreement between           Registrant's Post-Effective
               the Registrant and Evergreen               Amendment No. 18 filed on
               Service Company, LLC                       February 3, 2000.
               (VA Blue Chip Fund)

(i)            Opinion and Consent of Sullivan            Incorporated by reference to
               & Worcester LLP                            Registrant's Post-Effective
                                                          Amendment No. 5 filed on March 20, 1998.

(j)            Consent of KPMG LLP                        Contained herein.

(k)            Not applicable

(l)            Not applicable

(m)            Not applicable

(n)            Not applicable

(o)            Multiple Class Plan                        Contained herein.

(p)(1)         Code of Ethics                             Incorporated by reference to
                                                          Registrant's Post-Effective
                                                          Amendment No. 19 filed on April 26, 2000.

(p)(2)         Code of Ethics - MFS Institutional         Contained herein.
               Advisors, Inc. (Sub-advisor to Evergreen
               VA Masters Fund)

(p)(3)        Code of Ethics - OppenheimerFunds, Inc.     Contained herein.
              (Sub-advisor to Evergreen VA Masters Fund)

(p)(4)        Code of Ethics - Putnam Investment          Contained herein.
              Management, LLC (Sub-advisor to Evergreen
              VA Masters Fund)




Item 24.        Persons Controlled by or Under Common Control with
                Registrant.

        None


Item 25.        Indemnification

         Registrant has obtained from a major insurance carrier and trustees and officers liability policy covering certain types of errors and omissions.

         Provisions for the indemnification of the Registrant's Trustee and officers are also contained in the Registrant's Declaration of Trust.

         Provisions for the indemnification of Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

         Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

         Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

         Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.        Business or Other Connections of Investment Adviser.

         The Directors and principal executive officers of First Union National Bank are:


G. Kennedy Thompson                Chairman, Chief Executive Officer, President
                                   and Director, First Union Corporation and
                                   First Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

         All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

        The information required by this item with respect to Evergreen Investment Management Company (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company.


Item 27.        Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

Maryann Bruce                      President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     Messrs.   Sheehan  and  Dell  and  Ms.  Mangum  are  located  at
the following address: Evergreen Distributor, Inc. 90 Park Avenue, New York, New York 10019.

     Ms. Bruce is located at 201 South College Street, Charlotte, NC 28288.

Item 28.        Location of Accounts and Records.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (formerly Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

         First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

         Meridian  Investment  Company,  55  Valley  Stream  Parkway,   Malvern,
Pennsylvania 19355

         Mentor Investment Advisors LLC, 901 East Byrd Street, Richmond, Virginia 23219.

         Mentor Perpetual Advisors LLC, 901 East Byrd Street, Richmond, Virginia 23219.

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 29.        Management Services.

        Not Applicable

Item 30.        Undertakings.

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25th day of April, 2001.

                                             EVERGREEN VARIABLE ANNUITY TRUST


                                             By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of January, 2001.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry             /s/ Louis M. Moelchert, Jr.
-----------------------------    -----------------------------     -------------------------------
Gerald M. McDonnell*             Thomas L. McVerry*                Louis M. Moelchert, Jr.*
Trustee                          Trustee                           Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Russell A. Salton, III MD
------------------------------   ------------------------------    -------------------------------
Michael S. Scofield*              David M. Richardson*              Russell A. Salton, III MD*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima              /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                 Richard K. Wagoner*
Trustee                          Trustee                           Trustee

*By: /s/ Sally Ganem
-------------------------------
Saly Ganem
Attorney-in-Fact


     *Sally Ganem, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------
(b)            By-Laws

(d)(1)         Form of Investment Advisory and
               Management Agreement between the
               Registrant and Evergreen
               Investment Management Company

(d)(3)         Sub-Advisory Agreement between Mentor
               Perpetual Advisors,  LLC,  and Perpetual
               Portfolio  Management Limited

(d)(3)         Interim Sub-Advisory Agreement between
               Evergreen Investment Management Company,
               LLC and Pilgrim Baxter Value Investors, Inc.

(d)(4)         Form of Portfolio Management Agreement
               between OppenheimerFunds, Inc. and
               Evergreen Investment Management
               Company, LLC

(d)(5)         Form of Portfolio Management Agreement
               between MFS Institutional Advisors, Inc.
               and Evergreen Investment Management
               Company, LLC

(d)(6)         Form of Portfolio Management Agreement
               between Putnam Investment Management, LLC and Evergreen Investment Management
               Company, LLC

(j)            Consent of KPMG LLP

(o)            Multiple Class Plan

(p)(2)         Code of Ethics - MFS Institutional
               Advisors, Inc. (Sub-advisor to Evergreen
               VA Masters Fund)

(p)(3)         Code of Ethics - OppenheimerFunds, Inc.
               (Sub-advisor to Evergreen VA Masters Fund)

(p)(4)         Code of Ethics - Putnam Investment
               Management, LLC (Sub-advisor to Evergreen
               VA Masters Fund)